As filed with the Securities and Exchange Commission on January 30, 2017

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 127	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 128	☒

(Check appropriate box or boxes)

STERLING CAPITAL FUNDS

(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100
Raleigh, NC	27612
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

Copies to:
James T. Gillespie, President Sterling Capital Funds 3605 Glenwood Avenue, Suite 100 Raleigh, NC 27612	Thomas R. Hiller, Esquire Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02119

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 1, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [ ] pursuant to paragraph (a)1

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

FEBRUARY 1, 2017

STERLING CAPITAL SMID OPPORTUNITIES FUND	A SHARES: SMDPX	C SHARES: SMDQX

CLASS A SHARES

CLASS C SHARES

Questions?

Call 1-800-228-1872

or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

Fund Summary
Carefully review this important section, which summarizes the Fund’s objectives, fees, principal investment strategies and risks, management, how to buy and sell fund shares, tax information and payments to broker-dealers.	3	SMID Opportunities Fund

Additional Investment Strategies and Risks
Review this section for additional information on investment strategies and their risks.	8	Additional Investment Strategies and Risks
	10	Investment Practices
	12	Additional Information about the Fund’s Investments
	13	Investment Risks
	18	Performance Information of Certain Other Accounts

Fund Management
Review this section for details on the people and organizations who oversee the Fund.	20	The Investment Adviser
	20	Portfolio Managers
	20	The Administrator and Underwriter

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	22	Choosing a Share Class
	23	Pricing of Fund Shares
	24	Purchasing and Adding to Your Shares
	28	Selling Your Shares
	30	General Policies on Selling Shares
	32	Distribution Arrangements/Sales Charges
	34	Distribution and Shareholder Service (12b-1) Fees
	35	Exchanging Your Shares
	36	Cost Basis Reporting
	36	Market Timing Policies
	36	Dividends, Distributions and Taxes
	38	Additional Information About the Fund

Other Information About the Fund
	40	Financial Highlights

2

Summary	Sterling Capital SMID Opportunities Fund

Class A Shares SMDPX	Class C Shares SMDQX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 32 of the Fund’s prospectus and in “Sales Charges” on page 19 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses(1)	0.25%	0.25%
Total Annual Fund Operating Expenses	1.20%	1.95%
Fee Waiver or Expense Reimbursement(2)	–0.16%	–0.16%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(2)	1.04%	1.79%

(1) Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

(2) The Fund’s adviser has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class A Shares, exceed 1.04% of the Class A Shares’ average daily net assets and for the Fund’s Class C Shares, exceed 1.79% of the Class C Shares’ average daily net assets for the period from October 3, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).

3

Summary	Sterling Capital SMID Opportunities Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$675	$919
Class C Shares	$182	$597

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$675	$919
Class C Shares	$182	$597

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period between the Fund’s commencement of operations on October 3, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 8.72% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of December 31, 2016, the capitalization range of the Russell 2500™ Index was between $9 million and $22 billion and the capitalization range of the Russell Midcap® Index was between $571 million and $57 billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

4

Summary	Sterling Capital SMID Opportunities Fund

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

5

Summary	Sterling Capital SMID Opportunities Fund

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Management	Investment Adviser

Sterling Capital Management LLC

Portfolio Managers

Joshua L. Haggerty, CFA

Executive Director of Sterling Capital and Lead Portfolio Manager

Since inception

Adam B. Bergman, CFA

Executive Director of Sterling Capital and Associate Portfolio Manager

Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

6

Summary	Sterling Capital SMID Opportunities Fund

You may buy or sell Class A Shares and Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of the Fund are described under the “Fund Summary” section earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of the Fund and provides additional information regarding non-principal strategies in which the Fund may engage.

Foreign Securities — The Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies. However, the Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 30% of the value of its total assets.

Active Trading — The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of the Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the portion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Investing Share Proceeds — On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Temporary Defensive Measures — The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, the Fund may increase its holdings in short-term obligations to up to 100% of its total assets. The Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of the Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

Name Policy — To comply with SEC rules regarding the use of descriptive words in the Fund’s name, the Fund has adopted a policy of investing at least 80% of its net assets plus any borrowings made for investment purposes in specific types of investments. The Fund’s policy is described in its summary description under the heading “Principal Strategy.” The Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice. For purposes of the Fund’s 80% policy, the Fund will “look-through” investments in investment companies and will include such investments in its percentage totals.

8

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9

Additional Investment Strategies and Risks

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table identifies the securities and techniques the Fund may use as a part of either its principal or non-principal strategy, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset -Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/ When-Issueds	Derivatives	Emerging Markets	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High -Yield /High-Risk Debt Securities	Illiquid Securities	Investment Company Securities	Investment Grade Bonds
SMID Opportunities Fund		X			X					X	X

10

Additional Investment Strategies and Risks

Money Market Instruments	Master Limited Partner ships	Mortgage- Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non. U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Invest ment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Royalty Trusts	Trust Preferred Securities	U.S. Govern ment Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instru ments	Warrants	Zero- Coupon Debt Obligations
X	X						X				X	X	X	X

11

Additional Investment Strategies and Risks

Additional Information about the Fund’s Investments

Principal Investments

The following information supplements information regarding some of the instruments in which the Fund may invest as a principal strategy, as described in the Fund’s Principal Strategy.

Common Stock:    Shares of ownership of a company

Foreign Securities — U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”):    ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Investment Company Securities:    Shares of investment companies. The Fund may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which Sterling Capital Management LLC (the “Adviser” or “Sterling Capital”) or any of its affiliates serves as investment adviser or underwriter. Notwithstanding the foregoing, pursuant to exemptive rules under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Exchange-Traded Funds (“ETFs”):    ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Fund must comply with the 3-5-10 Limitations described above, except that the Fund may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Real Estate Investment Trusts (“REITS”):    Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Non-Principal Investments

The Fund may, but will not necessarily, invest in any instruments listed below as a non-principal strategy, to the extent indicated on the Investment Practices table on pages 10-11 with respect to the Fund.

Derivatives:    Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, including credit default swaps, some mortgage-backed securities and custody receipts.

Call Options:    A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. The Fund will sell only covered call options.

Illiquid Securities:    Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Master Limited Partnerships (“MLPs”):    An MLP generally is a publicly traded company organized as a limited partnership or limited liability company and is generally treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil or products thereof), or the marketing of any mineral or natural resources.

12

Additional Investment Strategies and Risks

Money Market Instruments:    Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality.

Bankers’ Acceptances:    Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit:    Negotiable instruments with a stated maturity.

Commercial Paper:    Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements:    The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits:    Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Variable Amount Master Demand Notes:    Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Trust Preferred Securities:    Securities possessing characteristics of both equity and debt issues.

U.S. Government Agency Securities:    Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:    Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations:    U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in the Fund’s summary section. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

Principal Risks

The following includes additional detail regarding the Fund’s principal risks.

Company-Specific Risk.    The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Focused Investment Risk.    A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

13

Additional Investment Strategies and Risks

Foreign Investment Risk.    Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Investment Company Risk.    Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Investment Style Risk.    The risk that returns from a particular class or group of stocks (e.g., small cap, mid cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Limited Operating History Risk.    The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Management Risk.    The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.    The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. In addition, the Fund may be subject to inverse market risk, the particular type of market risk associated with investments that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Mid Capitalization Company Risk.    Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk.    The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Fund, the Fund’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Fund, the Fund’s service providers, or other market participants, impacting the ability to conduct the Fund’s operations.

14

Additional Investment Strategies and Risks

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

Real Estate-Related Investment and REIT Risk.    Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the risk of failing to qualify for the favorable tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), and/or to maintain exempt status under the 1940 Act. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk.    Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Non-Principal Risks

The following are non-principal risks for the Fund.

Counterparty Risk.    The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

15

Additional Investment Strategies and Risks

Credit Risk.    The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. In addition, the securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Derivatives Risk.    The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Dividend Risk.    Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Leverage Risk.    The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.    When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Speculative.    To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity Risk.    The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MLP Risk.    Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

16

Additional Investment Strategies and Risks

Options Risk.    There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired. The Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Political Risk.    The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Private Placement Risk.    Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Regulatory Risk.    The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Short Sale Risk.    The Fund may engage in short selling and short position derivative activities. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

U.S. Government Securities Risk.    The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

Valuation Risk.    Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

17

Performance Information of Certain Other Accounts

[LOGO]

The table below sets forth historical performance information for a composite consisting of the performance of each fully discretionary account managed by Sterling Capital with substantially similar investment objectives, policies and strategies to that of the Fund (the “SMID Opportunities SMA Composite” or the “Composite”). The Composite data is provided to illustrate the aggregate past performance of Sterling Capital in managing substantially similar accounts, as measured against a specified benchmark. Each account comprising the Composite, and the related performance information shown below, is separate and distinct from the Fund. The information shown below does not represent the Fund’s performance, is not a substitute for such performance, and should not be considered a guarantee or prediction of the future performance of the Fund or any account within the Composite.

Investors should be aware that the Securities and Exchange Commission (the “SEC”) uses a methodology different from that used below to calculate performance for mutual funds, which could result in different performance results. The Composite may include one or more accounts managed by Sterling Capital that are not registered under the 1940 Act (“unregistered accounts”). Unregistered accounts are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from that of any unregistered account in the Composite. The results presented below may not necessarily be representative of the returns that would have been experienced by any particular investor due to the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax (federal, state, local or non-U.S.) that may have been payable.

The table below shows the calendar year annual total returns and annualized returns since inception for the Composite in the first two columns (in the first column, restated to reflect deduction of the actual fees and expenses applicable to the accounts, which includes all charges for trading costs, portfolio management, custody and other administrative fees; and in the second column, gross of any fees or expenses). In the third column, the table below shows returns for the Russell 2500™ Index, which reflects no deductions for fees, expenses, or taxes. Net annual total returns shown below are not adjusted to reflect the impact of front-end or deferred sales loads that apply to certain share classes of the Fund, but the annualized returns since inception are adjusted to reflect these sales loads. Net annual total returns would be lower if Composite returns were adjusted to reflect the impact of such sales loads. During the most recent calendar year, the Composite’s portfolio turnover rate was 48.85% of the average value of its portfolio.

Calendar Year Total Returns (for years ended 12/31) and Annualized Returns Since Inception

SMID Opportunities SMA Composite

Inception Date: 6/30/2011

Year	Composite Net of Composite Fees and Expenses	Composite Gross of Composite Fees and Expenses	Russell 2500™ Index
2016**	5.65%	6.33%	3.98%
2015	–1.64%	–0.39%	–2.90%
2014	11.94%	13.30%	7.07%
2013	23.89%	25.34%	36.80%
2012	16.08%	17.47%	17.88%
2011*	–10.72%	–10.17%	–9.78%
Annualized Since Inception	8.35%	9.68%	9.48%

  * From inception on June 30, 2011 to December 31, 2011.

** From January 1, 2016 to June 30, 2016.

Sterling Capital Management LLC claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. Sterling Capital Management LLC has been independently verified for the periods 01/01/01 to 12/31/13. The verification report(s) is/are available upon request. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. Verification does not ensure the accuracy of any specific composite presentation.

18

Performance Information of Certain Other Accounts

Notes:

1. Sterling Capital Management LLC (SCM) is a registered investment advisor with the SEC. Sterling manages a variety of equity, fixed income and balanced assets. In January 2013, CHOICE Asset Management merged into Sterling Capital Management. There were no changes in personnel. In August 2015, 8 new employees joined Sterling Capital Management via Stratton Management Company following the close of BB&T’s purchase of Susquehanna Bancshares. There were no changes to personnel.

2. Joshua L. Haggerty, CFA, has managed the portfolio since inception. No alterations of composites, as presented herein, have occurred due to changes in personnel or other reasons at any time.

3. Inception date of composite: June 30, 2011. Creation date: June 30, 2011. The appropriate index is the Russell 2500 Index which measures the performance of the smallest 2,500 companies in the Russell 3000. It represents the universe of stocks from which small- and mid-cap managers typically select. The index is reconstituted annually. Total return includes price appreciation/depreciation and income as a percent of the original investment. A complete list of all of SCM’s composites and their descriptions is available upon request. Policies for valuing portfolios, calculating performance and preparing compliant presentations are available upon request.

4. Performance reflects reinvested interest income and dividends and realized and unrealized capital gains and losses. All portfolios are valued monthly as of calendar month-end and utilize trade-date and accrued income accounting. Valuations and performance are reported in US dollars. Portfolio returns are calculated monthly using the Modified Dietz method. Portfolios are revalued for cash flows greater than 10%. Composite returns are calculated by weighting the individual portfolio returns using beginning of period market value plus weighted cash flows. Periodic time weighted returns are geometrically linked. Returns are not calculated net of non-reclaimable withholding taxes due to immaterial dollar amounts.

5. Gross of fees and expenses returns do not reflect the deduction of any fees or expenses including trading costs. The net of fees and expenses return reflects the actual separately managed account (“SMA”) fees and expenses of the individual account. The SMA fee includes all charges for trading costs, portfolio management, custody and other administrative fees.

6. The performance presented represents past performance and is no guarantee of future results. Stock market conditions vary from year to year and can result in a decline in market value due to material market or economic conditions.

19

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Fund. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2016, Sterling Capital has more than $51 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Fund and Sterling Capital have obtained exemptive relief from the SEC that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Fund’s Board of Trustees and shareholders, to appoint and replace sub-advisers, as appropriate, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval. Sterling Capital has received the one-time approval from the Fund’s Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers. Sterling Capital has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the sub-advisers and recommend their hiring, termination, and replacement.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment programs.

The Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. For these advisory services, the Fund will pay the Adviser 0.70% of the average net assets of the Fund.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital will be available in the Fund’s semi-annual report to shareholders for the period ended March 31, 2017.

Portfolio Managers

Joshua L. Haggerty, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2005 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1998. Prior to joining the team, he worked for Vantage Consulting Group where his responsibilities included co-managing a long/short hedge fund. Mr. Haggerty is a graduate of James Madison University where he received his B.B.A. in Finance. He is a CFA charterholder.

Adam B. Bergman, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2007 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1996. Prior to joining the team, he directed the investor relations efforts at Advance Auto Parts and Dollar Tree Stores. Prior to working in investor relations, he served as a sell-side research analyst at Scott & Stringfellow. Mr. Bergman is a graduate of the University of Virginia’s McIntire School of Commerce where he received his B.S. in Commerce. He is a CFA charterholder.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as the Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the Fund’s sub-administrator.

20

Fund Management

Sterling Capital Distributors, LLC (the “Distributor”), 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as the principal underwriter of the Fund’s shares. The Distributor may pay any fee received under the Rule 12b-1 Plan to brokers that provide distribution and shareholder services such as, pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority. The Distributor is not affiliated with the Administrator or the Adviser or their affiliates.

The SAI has more detailed information about the Adviser and other service providers.

21

Shareholder Information

Choosing a Share Class

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all classes may be available for purchase in your state. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Front-end sales charges, as described on page 32 and in the SAI.

•	Distribution and shareholder service fees of 0.25% of average daily net assets.

•	A deferred sales charge, as described on page 28 and in the SAI.

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page 28.

•	Maximum investment for all Class C purchases: None

For estimated expenses of each share class, see the information earlier in this Prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class C shareholders could end up paying more expenses and receive lower dividends over the long term than if they had paid a front end sales charge.

The Fund also offers Institutional Shares, which have their own expense structure. Institutional Shares are only available to Branch Banking and Trust Company (“BB&T Co.”), its affiliates and other financial service providers approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; to Trustees of the Sterling Capital Funds; and to investors and their households who were shareholders of a Stratton Predecessor Fund at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund. Call the Fund for more information (see back cover of this Prospectus).

Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account

(“SCDA”) at BB&T Co. The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (“FDIC”) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

22

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for the Fund is determined and its shares are priced as of close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open for regular trading. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.

The Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before the Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Fund — Fair Value Pricing Policies” on page 38.

23

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase shares of the Fund on any business day when the NYSE opens for regular trading through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders and may have an earlier cut-off time for purchase and sale requests. Not all classes may be available for purchase in your state. Consult your investment representative or institution for specific information.

Account type	Minimum Initial Investment	Minimum Subsequent
Class A or Class C only
Regular	$1,000	$0
Automatic Investment Plan	$25	$25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. The Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Fund.

Shares of the Fund have not been registered for sale outside of the U.S. The Fund generally does not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

The Fund may waive its minimum purchase requirement. The Fund or its agent may reject a purchase order if the Fund or its agent considers it in the best interests of the Fund and its shareholders.

Avoid Tax Withholding

The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with Internal Revenue Service (“IRS”) rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

24

Shareholder Information

Purchasing and Adding to Your Shares

continued

Instructions for Opening or Adding to an Account

By Mail

If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “Sterling Capital Funds.”

3.	Mail to: Sterling Capital Funds
P.O. Box 9762, Providence, RI 02940-9762

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:
•	Sterling Capital Funds/Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number

Include your account number on your check.

3.	Mail to: Sterling Capital Funds
P.O. Box 9762, Providence, RI 02940-9762

By Overnight Service

See instructions 1-2 above for subsequent investments by mail.

1.	Mail to: Sterling Capital Funds
4400 Computer Drive, Westborough, MA 01581-1722

Electronic Purchases

Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. Bank. Your bank or broker may charge a fee for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

You may set up your Sterling Capital Deposit Account for electronic purchases.

Call 1-800-228-1872 to arrange a transfer from your bank account.

Questions?

Call 1-800-228-1872 or your investment representative.

Online

Shares can also be purchased online. If shares are purchased online, no sales charges will be paid on those shares.

Initial Investment:

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign up for an account. It will ask you to provide a username and password for future access to your account information.

2.	Select the Fund and the number of shares you would like to purchase.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to ten days to clear. There is generally no fee for ACH transactions.

25

Shareholder Information

Purchasing and Adding to Your Shares

continued

3.	Enter your banking information so that funds can be debited from your bank account to purchase the shares.

Subsequent Investments:

1.	Go to www.sterlingcapitalfunds.com and sign in to your account using the username and password you selected previously.

2.	See instructions 2-3 above for online initial investments.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Mail the completed application, along with a request for a confirmation number to P.O. Box 9762, Providence, RI 02940-9762.

For subsequent investments:

Please call 1-800-228-1872 to request wire instructions.

After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.

You can add to your account by using the convenient options described below.

Automatic Investment Plan

You can make automatic investments in Class A or C Shares of the Fund from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks. To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

Anti-Money Laundering Program

The Fund’s transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class C Shares, because Class A Shares have lower distribution expenses than Class C Shares. Income dividends for the Fund are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.

26

Shareholder Information

Purchasing and Adding to Your Shares

continued

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and income dividends) reinvested in another Sterling Capital Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

27

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV determined after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see section on “General Policies on Selling Shares” on page 30.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have not been held for at least one year.

A CDSC of up to 1.00% of the purchase price will be charged to Class A shareholders who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page 30.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 30).

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 30).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1. By Overnight Service

The Fund will charge a $10 fee for this service.

2. By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

28

Shareholder Information

Selling Your Shares

continued

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

3. Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank. You may establish the transfer of electronic redemptions of Class A and C Shares to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

Auto Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Class A or C Shares Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

29

Shareholder Information

General Policies on Selling Shares

Redemptions in Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last thirty days; or

•	The redemption proceeds are being transferred to another Sterling Capital Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Fund makes every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your redemption request by standard or express mail.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. The securities received will also be subject to market risk until sold.

Closing of Small Accounts

If your account falls below $1,000, the Fund may ask you to increase your balance. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

30

Shareholder Information

General Policies on Selling Shares

continued

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the Fund at the current NAV.

31

Shareholder Information

Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Funds online at www.sterlingcapitalfunds.com or on reinvested dividends and distributions. Information about sales charges and waivers is provided in the Prospectus, which is available to you, free of charge, on the Funds’ website at www.sterlingcapitalfunds.com.

The current sales charge rates are as follows:

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment	Underwriter Retention
Up to $49,999	5.75%	6.10%	0.75%
$50,000 up to $99,999	4.50%	4.71%	0.75%
$100,000 up to $249,999	3.50%	3.63%	0.75%
$250,000 up to $499,999	2.50%	2.56%	0.50%
$500,000 up to $999,999	2.00%	2.04%	0.40%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the Class A shareholders who purchased $1 million or more, received a sales charge waiver and then redeem their shares within two years after purchase. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

Class C Shares

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

If you sell your Class C Shares of the Fund and deposit the redemption proceeds in the Sterling Capital Deposit Account, you will not have to pay a CDSC at the time of redemption. If you subsequently use the redemption proceeds from your Sterling Capital Deposit Account to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares you redeemed will be “tacked” to the holding period of the newly acquired Class C Shares.

Sales Charge Reductions and Waivers

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•

Letter of Intent.    You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent. You may include your accumulated holdings (as described and calculated under “Rights of Accumulation” below) for purposes of meeting the LOI investment amount.

32

Shareholder Information

Distribution Arrangements/Sales Charges

continued

•

Rights of Accumulation.    When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. Combine accounts of multiple Sterling Capital Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

The following qualify for waivers or reductions of sales charges:

•	Existing Shareholders of the Fund upon the reinvestment of dividend and capital gain distributions;

•

Officers, trustees, directors, advisory board members, employees and retired employees of the Sterling Capital Funds, BB&T and its affiliates, and the Distributor and its affiliates (and spouses, children and parents of each of the foregoing);

•	Class A Shares purchased directly from the Fund online at www.sterlingcapitalfunds.com;

•

Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, Keogh plans, individual 401(k) plans, individual 403(b) plans as well as shares held in Commission-based broker-dealer accounts do not qualify under this waiver;

•

Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares without a sales charge in connection with certain programs and/or accounts, such as wrap accounts or similar fee-based programs and self-directed investment brokerage accounts. Investors may be charged a separate fee by their broker or agent when effecting transactions in Class A shares through a broker or agent that offers these special investment products; and

•

Investors who purchase shares that are to be included in certain wrap accounts or similar fee-based programs, including such specified investors who trade through an omnibus account maintained with the Fund by a broker-dealer.

The Fund may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers and reductions.

C Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by Sterling Capital or shares redeemed involuntarily in a similar situation.

Current information regarding the Fund’s sales charges and breakpoints is available on the Fund’s Web site at www.sterlingcapitalfunds.com.

Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

33

Shareholder Information

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.

•	Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

•	The higher 12b-1 fee on Class C Shares, together with the CDSC, defrays the costs of advancing brokerage commissions to investment representatives.

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.

Financial Intermediary Support Payments

Revenue Sharing

The Adviser, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to the Fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund Shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are described elsewhere in this Prospectus. These additional payments may be made to supplement commissions reallowed to dealers, and may take various forms, including: (1) due diligence payments for a financial intermediary’s examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. The amount of these payments is determined at the discretion of the Adviser, the Distributor and /or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of the Fund or a of a particular share class of the Fund. You should review your financial intermediary’s compensation disclosure and /or talk to your financial advisor for additional information.

Shareholder Service Fees

The Fund may also directly enter into agreements with financial intermediaries pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency services. Payments by the Fund made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary, with a maximum per account charge for each account serviced. Payments made pursuant to such agreements are in addition to any Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor and the revenue sharing payments discussed above.

34

Shareholder Information

Exchanging Your Shares

You generally can exchange your shares in the Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from the Fund to another Sterling Capital Fund are taxable. Class A and Class C Shares may also be exchanged for Institutional Shares of the same Sterling Capital Fund if you become eligible to purchase Institutional Shares. Class C Shares may not be exchanged for Class A Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Systematic Exchanges

You may use the Sterling Capital Funds’ Systematic Exchange feature to purchase shares at regular intervals, by exchanging shares from one Sterling Capital Fund for shares of the same class of another Sterling Capital Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to Sterling Capital Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” on page 30. To participate in the Systematic Exchange feature:

•	Complete the appropriate section of the Account Application.

•	Keep a minimum of $10,000 in your Sterling Capital Funds account and $1,000 in the Sterling Capital Fund whose shares you are buying.

To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling 1-800-228-1872, or by visiting www.sterlingcapitalfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Sterling Capital Fund from which the exchange is to be made, and

•	The name of the Sterling Capital Fund into which the exchange is being made.

See “Selling your Shares” on page 28 for important information about telephone and online transactions.

Notes on Exchanges

•	When exchanging from a Sterling Capital Fund that has no sales charge or a lower sales charge to a Sterling Capital Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Sterling Capital Fund into which you wish to exchange shares.

35

Shareholder Information

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Such reporting is not required for shares held in a non-taxable (retirement or other tax-advantaged) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of the Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account, limit exchange activity or reject any purchase order for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems or those of our service providers; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between the Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. In addition to the Fund’s frequent trading policies, the Fund may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through accounts such as omnibus accounts. These policies and procedures may be different than those utilized by the Fund.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal income tax issues that affect the Fund and its shareholders. Your investment in the Fund may have other tax implications. This summary is based on current tax laws, which may change.

The Fund intends to elect to be treated and intends to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

36

Shareholder Information

Dividends, Distributions and Taxes

continued

Distributions.    Generally, for federal income tax purposes, Fund distributions of investment income are taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses from the sale of investments that the Fund owned for one year or less, in each case determined with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income properly reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent such person’s income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by the Fund, and net gains recognized on the sale, redemption, exchange or other taxable disposition of shares of the Fund.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations Regarding the Fund’s Investments in Foreign Securities and Foreign Currencies.    Income, gains and proceeds from the Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions, which could increase your tax liability.

Special Considerations Regarding the Fund’s Investments in Derivatives.    Certain of the Fund’s investments, including certain options, futures, forwards, and swaps, could affect the amount, timing and character of distributions you receive. In particular, the Fund’s transactions in options will likely increase the amount of net short-term capital gains realized by the Fund, and therefore the percentage of the Fund’s distributions that are taxable to shareholders as ordinary income.

Special Considerations for Non-U.S. Shareholders.

Distributions by the Fund to a shareholder that is not a “United States person” within the meaning of the Code, properly reported by the Fund as (i) capital gain dividends, (ii) short-term capital gain dividends, or (iii) interest-related dividends, each as defined and subject to certain conditions described in the SAI, generally are not subject to withholding of U.S. federal income tax.

Distributions by the Fund to such a shareholder other than capital gain dividends, short-term capital gain dividends and interest-related dividends are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Sales, Exchanges and Redemptions of Shares.    A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

37

Shareholder Information

Dividends, Distributions and Taxes

continued

Backup Withholding.    The Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General.    Generally, the Fund’s Portfolio Managers do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to U.S. federal income taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-advantaged account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information About the Fund

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of the Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Fund’s policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Fund may invest in index-based exchange-traded funds.

Investment in exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

38

Shareholder Information

Investment in Exchange-Traded Funds

continued

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of the Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

Contractual Arrangements

Sterling Capital Funds (the “Trust”) enters into contractual arrangements with various parties, including, among others, the Adviser, Administrator, Fund accountant and sub-administrator, Distributor, custodian and transfer agent, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any of the above-referenced contracts is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

39

Other Information About the Fund

Financial Highlights

Financial highlights for the Fund are not presented because the Fund commenced operations on October 3, 2016.

40

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders, when available, will contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund or contact the Fund at:

Sterling Capital Funds

P.O. Box 9762

Providence, RI 02940-9762

Telephone: 1-800-228-1872

Internet: www.sterlingcapitalfunds.com*

* The Fund’s Web site is not a part of this Prospectus.

You can review the Fund’s annual and semi-annual reports, when available, and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at www.sec.gov.

Investment Company Act file no. 811-06719.

SMD-RTL-0217

PROSPECTUS

FEBRUARY 1, 2017

STERLING CAPITAL SMID OPPORTUNITIES FUND	INSTITUTIONAL CLASS SHARES SMDOX

INSTITUTIONAL CLASS SHARES

Questions?

Call 1-800-228-1872

or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

Fund Summary
Carefully review this important section, which summarizes the Fund’s objectives, fees, principal investment strategies and risks, management, how to buy and sell fund shares, tax information and payments to broker-dealers.	3	SMID Opportunities Fund

Additional Investment Strategies and Risks
Review this section for additional information on investment strategies and their risks.	8	Additional Investment Strategies and Risks
	10	Investment Practices
	12	Additional Information about the Fund’s Investments
	13	Investment Risks
	18	Performance Information of Certain Other Accounts

Fund Management
Review this section for details on the people and organizations who oversee the Fund.	20	The Investment Adviser
	20	Portfolio Managers
	20	The Administrator and Underwriter

Shareholder Information
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	22	Choosing a Share Class
	23	Pricing of Fund Shares
	24	Purchasing and Adding to Your Shares
	26	Selling Your Shares
	28	General Policies on Selling Shares
	30	Distribution and Shareholder Service (12b-1) Fees
	31	Exchanging Your Shares
	32	Cost Basis Reporting
	32	Market Timing Policies
	32	Dividends, Distributions and Taxes
	34	Additional Information About the Fund

Other Information About the Fund
	36	Financial Highlights

2

Summary	Sterling Capital SMID Opportunities Fund

Institutional Class Shares SMDOX

Investment Objective	The Fund seeks long-term capital appreciation.

Fee Table	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.25%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver or Expense Reimbursement(2)	–0.16%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(2)	0.79%

(1) Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

(2) The Fund’s adviser has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Institutional Shares, exceed 0.79% of the Institutional Shares’ average daily net assets for the period from October 3, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC (“Sterling Capital”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Shares	$81	$287

3

Summary	Sterling Capital SMID Opportunities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period between the Fund’s commencement of operations on October 3, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 8.72% of the average value of its portfolio.

Strategy, Risks and Performance	Principal Strategy

To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of December 31, 2016, the capitalization range of the Russell 2500™ Index was between $9 million and $22 billion and the capitalization range of the Russell Midcap® Index was between $571 million and $57 billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

4

Summary	Sterling Capital SMID Opportunities Fund

Management Risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

5

Summary	Sterling Capital SMID Opportunities Fund

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Management	Investment Adviser

Sterling Capital Management LLC

Portfolio Managers

Joshua L. Haggerty, CFA

Executive Director of Sterling Capital and

Lead Portfolio Manager

Since inception

Adam B. Bergman, CFA

Executive Director of Sterling Capital and

Associate Portfolio Manager

Since inception

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
Automatic Investment Plan	$25	$25

* Investors purchasing shares through Branch Banking and Trust Company (“BB&T Co.”), its affiliates or other financial service providers or intermediaries approved by the Fund and other investors approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of BB&T Co. or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. In addition, Institutional Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information	The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

6

Summary	Sterling Capital SMID Opportunities Fund

Payments to Broker-Dealers and Other Financial Intermediaries	If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Additional Investment Strategies and Risks

The investment objective and principal investment strategies of the Fund are described under the “Fund Summary” section earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of the Fund and provides additional information regarding non-principal strategies in which the Fund may engage.

Foreign Securities — The Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of U.S. traded equity stocks of foreign companies. However, the Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 30% of the value of its total assets.

Active Trading — The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of the Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the portion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Investing Share Proceeds — On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Temporary Defensive Measures — The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, the Fund may increase its holdings in short-term obligations to up to 100% of its total assets. The Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of the Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

Name Policy — To comply with SEC rules regarding the use of descriptive words in the Fund’s name, the Fund has adopted a policy of investing at least 80% of its net assets plus any borrowings made for investment purposes in specific types of investments. The Fund’s policy is described in its summary description under the heading “Principal Strategy.” The Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice. For purposes of the Fund’s 80% policy, the Fund will “look-through” investments in investment companies and will include such investments in its percentage totals.

8

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9

Additional Investment Strategies and Risks

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table identifies the securities and techniques the Fund may use as a part of either its principal or non-principal strategy, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset -Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/When -Issueds	Derivatives	Emerging Markets	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High-Yield /High-Risk Debt Securities	Illiquid Securities	Investment Company Securities	Investment Grade Bonds
SMID Opportunities Fund		X			X					X	X

10

Additional Investment Strategies and Risks

Money Market Instru ments	Master Limited Partner ships	Mortgage- Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non -U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Investment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Royalty Trusts	Trust Preferred Securities	U.S. Government Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instru ments	Warrants	Zero -Coupon Debt Obligations
X	X						X				X	X	X	X

11

Additional Investment Strategies and Risks

Additional Information about the Fund’s Investments

Principal Investments

The following information supplements information regarding some of the instruments in which the Fund may invest as a principal strategy, as described in the Fund’s Principal Strategy.

Common Stock:    Shares of ownership of a company.

Foreign Securities — U.S. Traded:    Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”):    ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Investment Company Securities:    Shares of investment companies. The Fund may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which Sterling Capital Management LLC (the “Adviser” or “Sterling Capital”) or any of its affiliates serves as investment adviser or underwriter. Notwithstanding the foregoing, pursuant to exemptive rules under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Exchange-Traded Funds (“ETFs”):    ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Fund must comply with the 3-5-10 Limitations described above, except that the Fund may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Real Estate Investment Trusts (“REITS”):    Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Non-Principal Investments

The Fund may, but will not necessarily, invest in any instruments listed below as a non-principal strategy, to the extent indicated on the Investment Practices table on pages 10-11 with respect to the Fund.

Derivatives:    Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, including credit default swaps, some mortgage-backed securities and custody receipts.

Call Options:    A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. The Fund will sell only covered call options.

Illiquid Securities:    Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Master Limited Partnerships (“MLPs”):    An MLP generally is a publicly traded company organized as a limited partnership or limited liability company and is generally treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil or products thereof), or the marketing of any mineral or natural resources.

12

Additional Investment Strategies and Risks

Money Market Instruments:    Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality.

Bankers’ Acceptances:    Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit:    Negotiable instruments with a stated maturity.

Commercial Paper:    Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements:    The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits:    Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Variable Amount Master Demand Notes:    Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Trust Preferred Securities:    Securities possessing characteristics of both equity and debt issues.

U.S. Government Agency Securities:    Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations:    Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations:    U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in the Fund’s summary section. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

Principal Risks

The following includes additional detail regarding the Fund’s principal risks.

Company-Specific Risk.    The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Focused Investment Risk.    A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

13

Additional Investment Strategies and Risks

Foreign Investment Risk.    Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Investment Company Risk.    Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Investment Style Risk.    The risk that returns from a particular class or group of stocks (e.g., small cap, mid cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Limited Operating History Risk.    The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Management Risk.    The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk.    The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. In addition, the Fund may be subject to inverse market risk, the particular type of market risk associated with investments that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Mid Capitalization Company Risk.    Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk.    The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Fund, the Fund’s service providers, counterparties, or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Fund, the Fund’s service providers, or other market participants, impacting the ability to conduct the Fund’s operations.

14

Additional Investment Strategies and Risks

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Fund or its service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future.

Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving a Fund counterparty could affect such counterparty’s ability to meet its obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests, or securities markets and exchanges.

Real Estate-Related Investment and REIT Risk.    Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the risk of failing to qualify for the favorable tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), and/or to maintain exempt status under the 1940 Act. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk.    Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Non-Principal Risks

The following are non-principal risks for the Fund.

Counterparty Risk.    The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause the Fund to lose the benefit of a transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

15

Additional Investment Strategies and Risks

Credit Risk.    The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. In addition, the securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

Derivatives Risk.    The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Dividend Risk.    Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Leverage Risk.    The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged.    When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Speculative.    To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity Risk.    The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MLP Risk.    Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

16

Additional Investment Strategies and Risks

Options Risk.    There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when the Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for the Fund to enter into new positions or close out existing positions. As a result, the Fund’s access to other assets held to cover the options positions could also be impaired. The Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Political Risk.    The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Private Placement Risk.    Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Regulatory Risk.    The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Short Sale Risk.    The Fund may engage in short selling and short position derivative activities. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

U.S. Government Securities Risk.    The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

Valuation Risk.    Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

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Performance Information of Certain Other Accounts

[LOGO]

The table below sets forth historical performance information for a composite consisting of the performance of each fully discretionary account managed by Sterling Capital with substantially similar investment objectives, policies and strategies to that of the Fund (the “SMID Opportunities SMA Composite” or the “Composite”). The Composite data is provided to illustrate the aggregate past performance of Sterling Capital in managing substantially similar accounts, as measured against a specified benchmark. Each account comprising the Composite, and the related performance information shown below, is separate and distinct from the Fund. The information shown below does not represent the Fund’s performance, is not a substitute for such performance, and should not be considered a guarantee or prediction of the future performance of the Fund or any account within the Composite.

Investors should be aware that the Securities and Exchange Commission (the “SEC”) uses a methodology different from that used below to calculate performance for mutual funds, which could result in different performance results. The Composite may include one or more accounts managed by Sterling Capital that are not registered under the 1940 Act (“unregistered accounts”). Unregistered accounts are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from that of any unregistered account in the Composite. The results presented below may not necessarily be representative of the returns that would have been experienced by any particular investor due to the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax (federal, state, local or non-U.S.) that may have been payable.

The table below shows the calendar year annual total returns and annualized returns since inception for the Composite in the first two columns (in the first column, restated to reflect deduction of the actual fees and expenses applicable to the accounts, which includes all charges for trading costs, portfolio management, custody and other administrative fees; and in the second column, gross of any fees or expenses). In the third column, the table below shows returns for the Russell 2500™ Index, which reflects no deductions for fees, expenses, or taxes. Net annual total returns shown below are not adjusted to reflect the impact of front-end or deferred sales loads that apply to certain share classes of the Fund, but the annualized returns since inception are adjusted to reflect these sales loads. Net annual total returns would be lower if Composite returns were adjusted to reflect the impact of such sales loads. During the most recent calendar year, the Composite’s portfolio turnover rate was 48.85% of the average value of its portfolio.

Calendar Year Total Returns (for years ended 12/31) and Annualized Returns Since Inception

SMID Opportunities SMA Composite

Inception Date: 6/30/2011

Year	Composite Net of Composite Fees and Expenses	Composite Gross of Composite Fees and Expenses	Russell 2500™ Index
2016**	5.65%	6.33%	3.98%
2015	–1.64%	–0.39%	–2.90%
2014	11.94%	13.30%	7.07%
2013	23.89%	25.34%	36.80%
2012	16.08%	17.47%	17.88%
2011*	–10.72%	–10.17%	–9.78%
Annualized Since Inception	8.35%	9.68%	9.48%

  * From inception on June 30, 2011 to December 31, 2011.

** From January 1, 2016 to June 30, 2016.

Sterling Capital Management LLC claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. Sterling Capital Management LLC has been independently verified for the periods 01/01/01 to 12/31/13. The verification report(s) is/are available upon request. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. Verification does not ensure the accuracy of any specific composite presentation.

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Performance Information of Certain Other Accounts

Notes:

1. Sterling Capital Management LLC (SCM) is a registered investment advisor with the SEC. Sterling manages a variety of equity, fixed income and balanced assets. In January 2013, CHOICE Asset Management merged into Sterling Capital Management. There were no changes in personnel. In August 2015, 8 new employees joined Sterling Capital Management via Stratton Management Company following the close of BB&T’s purchase of Susquehanna Bancshares. There were no changes to personnel.

2. Joshua L. Haggerty, CFA, has managed the portfolio since inception. No alterations of composites, as presented herein, have occurred due to changes in personnel or other reasons at any time.

3. Inception date of composite: June 30, 2011. Creation date: June 30, 2011. The appropriate index is the Russell 2500 Index which measures the performance of the smallest 2,500 companies in the Russell 3000. It represents the universe of stocks from which small- and mid-cap managers typically select. The index is reconstituted annually. Total return includes price appreciation/depreciation and income as a percent of the original investment. A complete list of all of SCM’s composites and their descriptions is available upon request. Policies for valuing portfolios, calculating performance and preparing compliant presentations are available upon request.

4. Performance reflects reinvested interest income and dividends and realized and unrealized capital gains and losses. All portfolios are valued monthly as of calendar month-end and utilize trade-date and accrued income accounting. Valuations and performance are reported in US dollars. Portfolio returns are calculated monthly using the Modified Dietz method. Portfolios are revalued for cash flows greater than 10%. Composite returns are calculated by weighting the individual portfolio returns using beginning of period market value plus weighted cash flows. Periodic time weighted returns are geometrically linked. Returns are not calculated net of non-reclaimable withholding taxes due to immaterial dollar amounts.

5. Gross of fees and expenses returns do not reflect the deduction of any fees or expenses including trading costs. The net of fees and expenses return reflects the actual separately managed account (“SMA”) fees and expenses of the individual account. The SMA fee includes all charges for trading costs, portfolio management, custody and other administrative fees.

6. The performance presented represents past performance and is no guarantee of future results. Stock market conditions vary from year to year and can result in a decline in market value due to material market or economic conditions.

19

Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Fund. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2016, Sterling Capital has more than $51 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Fund and Sterling Capital have obtained exemptive relief from the SEC that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Fund’s Board of Trustees and shareholders, to appoint and replace sub-advisers, as appropriate, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval. Sterling Capital has received the one-time approval from the Fund’s Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers. Sterling Capital has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the sub-advisers and recommend their hiring, termination, and replacement.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment programs.

The Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services.

For these advisory services, the Fund will pay the Adviser 0.70% of the average net assets of the Fund.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital will be available in the Fund’s semi-annual report to shareholders for the period ended March 31, 2017.

Portfolio Managers

Joshua L. Haggerty, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2005 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1998. Prior to joining the team, he worked for Vantage Consulting Group where his responsibilities included co-managing a long/short hedge fund. Mr. Haggerty is a graduate of James Madison University where he received his B.B.A. in Finance. He is a CFA charterholder.

Adam B. Bergman, CFA, is an Executive Director, portfolio manager and equity analyst for Sterling Capital. He joined the CHOICE Asset Management team of Scott & Stringfellow in 2007 and Sterling Capital as part of a business realignment in January 2013. He has investment experience since 1996. Prior to joining the team, he directed the investor relations efforts at Advance Auto Parts and Dollar Tree Stores. Prior to working in investor relations, he served as a sell-side research analyst at Scott & Stringfellow. Mr. Bergman is a graduate of the University of Virginia’s McIntire School of Commerce where he received his B.S. in Commerce. He is a CFA charterholder.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 3605 Glenwood Avenue, Suite 100, Raleigh, NC 27612, serves as the Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the Fund’s sub-administrator.

20

Fund Management

Sterling Capital Distributors, LLC (the “Distributor”), 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as the principal underwriter of the Fund’s shares. The Distributor may enter into arrangements with banks, broker dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Administrator or the Adviser or their affiliates.

The SAI has more detailed information about the Adviser and other service providers.

21

Shareholder Information

Choosing a Share Class

The Fund offers different classes of Fund shares, which have different expenses and other characteristics. One class of Fund shares, Institutional Shares (the “Shares”), is offered in this Prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. Not all classes may be available for purchase in your state. The following are some of the main characteristics of the Shares:

Institutional Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•

Available only to BB&T Co. and its affiliates and other financial service providers or intermediaries approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; or to Trustees of the Sterling Capital Funds.

For estimated expenses of the Institutional Shares, see the Fund Summary earlier in this Prospectus.

The Fund also offers Class A and Class C Shares, each of which has its own expense structure. Class A and Class C Shares are available to investors who are fiduciary clients of BB&T Co. and who are not otherwise eligible for Institutional Shares. Call the Fund for more information (see back cover of this Prospectus).

Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account

(“SCDA”) at BB&T Co. The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (“FDIC”) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

22

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for the Fund is determined and its shares are priced as of close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open for regular trading. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund. This is what is known as the offering price.

The Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before the Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Fund — Fair Value Pricing Policies” on page 34.

23

Shareholder Information

Purchasing and Adding to Your Shares

You may purchase Institutional Shares of the Fund on any business day when the NYSE opens for regular trading through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of BB&T Co. or one of its affiliates or other financial service providers or intermediaries approved by the Fund.

These parties are responsible for transmitting orders. Consult your investment representative or institution for specific information. Institutional shares also may be purchased online at www.sterlingcapitalfunds.com.

The minimum initial investment in Institutional Shares of the Fund is $1,000,000*. An Institutional shareholder’s minimum investment can be calculated by combining all accounts he/she maintains with Sterling Capital Funds.

* Investors purchasing shares through BB&T Co., its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors and their households who were shareholders of a Stratton Predecessor Fund1 at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund are not subject to a minimum initial investment requirement.

(1) Each of the Stratton Small Cap Value Fund, the Stratton Mid Cap Value Fund, and the Stratton Real Estate Fund (each, a “Stratton Predecessor Fund”) transferred its assets and liabilities to, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Stratton Mid Cap Value Fund and Sterling Capital Stratton Real Estate Fund, respectively, on November 13, 2015.

Not all classes may be available for purchase in your state.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. The Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Fund.

The Fund or its agent may reject a purchase order if the Fund or its agent considers it in the best interests of the Fund and its shareholders.

Shares of the Fund have not been registered for sale outside of the U.S. The Fund generally does not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Automatic Investment Plan for Institutional Shares

You can make automatic investments in Institutional Shares of the Fund from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the minimum amount required to open the account.* To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

* Investors purchasing shares through BB&T Co., its affiliates or other financial service providers or intermediaries approved by the Fund, employees of Sterling Capital, trustees of the Sterling Capital Funds, and investors and their households who were shareholders of a Stratton Predecessor Fund at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund are not subject to a minimum initial investment requirement.

24

Shareholder Information

Purchasing and Adding to Your Shares

continued

Anti-Money Laundering Program

The Fund’s transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Fund and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Fund are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Avoid Tax Withholding

The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with Internal Revenue Service (“IRS”) rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

25

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV determined after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. For more information, see section on “General Policies on Selling Shares” on page 28.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your shares through a financial institution or your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. Normally you will receive your proceeds within a week after your request is received. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page 28.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 28).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
•	your Fund and account number
•	amount you wish to redeem
•	address where your check should be sent
•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1. By Overnight Service

The Fund will charge a $10 fee for this service.

2. By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

3. Electronic Redemptions

Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. bank. You may establish the transfer of electronic redemptions to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

26

Shareholder Information

Selling Your Shares

continued

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page 28).

Auto Withdrawal Plan for Institutional Shares

You can receive automatic payments from your Institutional Shares account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

27

Shareholder Information

General Policies on Selling Shares

Redemptions in Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Sterling Capital Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Fund makes every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your redemption request by standard or express mail.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. The securities received will also be subject to market risk until sold.

28

Shareholder Information

General Policies on Selling Shares

continued

Closing of Small Accounts

If your account holding Institutional Shares falls below $1,000,000 and is subject to the minimum initial investment amounts, the Fund may ask you to increase your balance, except investors and their households who were shareholders of a Stratton Predecessor Fund at the time of the reorganizations between each Stratton Predecessor Fund and its corresponding Sterling Capital Fund. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the Fund at the current NAV.

29

Shareholder Information

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Institutional Shares pay no 12b-1 fee.

Financial Intermediary Support Payments

Revenue Sharing

The Adviser, the Distributor and/or their affiliates may pay out of their own assets (and not as an additional charge to the Fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund Shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are described elsewhere in this Prospectus. These additional payments may be made to supplement commissions reallowed to dealers, and may take various forms, including: (1) due diligence payments for a financial intermediary’s examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of shares; and (5) payments for the sale of shares and/or the maintenance of share balances. The amount of these payments is determined at the discretion of the Adviser, the Distributor and /or their affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of the Fund or a of a particular share class of the Fund. You should review your financial intermediary’s compensation disclosure and /or talk to your financial advisor for additional information.

Shareholder Service Fees

The Fund may also directly enter into agreements with financial intermediaries pursuant to which the Fund will pay the financial intermediary for services such as networking or sub-transfer agency services. Payments by the Fund made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary, with a maximum per account charge for each account serviced. Payments made pursuant to such agreements are in addition to any Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor and the revenue sharing payments discussed above.

30

Shareholder Information

Exchanging Your Shares

You generally can exchange your shares in the Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from the Fund to another Sterling Capital Fund are taxable.

Institutional Shares may also be exchanged for Class A Shares of the same Sterling Capital Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares may not be exchanged for Class C Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A and Class C Shares prospectus for more information. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling 1-800-228-1872, or by visiting www.sterlingcapitalfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Sterling Capital Fund from which the exchange is to be made, and

•	The name of the Sterling Capital Fund into which the exchange is being made.

See “Selling your Shares” on page 26 for important information about telephone and online transactions.

Notes on Exchanges

•	When exchanging from a Sterling Capital Fund that has no sales charge or a lower sales charge to a Sterling Capital Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Sterling Capital Fund into which you wish to exchange shares.

31

Shareholder Information

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Such reporting is not required for shares held in a non-taxable (retirement or other tax-advantaged) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of the Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account, limit exchange activity or reject any purchase order for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems or those of our service providers; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between the Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. In addition to the Fund’s frequent trading policies, the Fund may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through accounts such as omnibus accounts. These policies and procedures may be different than those utilized by the Fund.

We will apply our policies and procedures consistently to all Fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal income tax issues that affect the Fund and its shareholders. Your investment in the Fund may have other tax implications. This summary is based on current tax laws, which may change.

The Fund intends to elect to be treated and intends to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

32

Shareholder Information

Dividends, Distributions and Taxes

continued

Distributions.  Generally, for federal income tax purposes, Fund distributions of investment income are taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses from the sale of investments that the Fund owned for one year or less, in each case determined with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income properly reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent such person’s income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by the Fund, and net gains recognized on the sale, redemption, exchange or other taxable disposition of shares of the Fund.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations Regarding the Fund’s Investments in Foreign Securities and Foreign Currencies.  Income, gains and proceeds from the Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions, which could increase your tax liability.

Special Considerations Regarding the Fund’s Investments in Derivatives.  Certain of the Fund’s investments, including certain options, futures, forwards, and swaps, could affect the amount, timing and character of distributions you receive. In particular, the Fund’s transactions in options will likely increase the amount of net short-term capital gains realized by the Fund, and therefore the percentage of the Fund’s distributions that are taxable to shareholders as ordinary income.

Special Considerations for Non-U.S. Shareholders.

Distributions by the Fund to a shareholder that is not a “United States person” within the meaning of the Code, properly reported by the Fund as (i) capital gain dividends, (ii) short-term capital gain dividends, or (iii) interest-related dividends, each as defined and subject to certain conditions described in the SAI, generally are not subject to withholding of U.S. federal income tax.

Distributions by the Fund to such a shareholder other than capital gain dividends, short-term capital gain dividends and interest-related dividends are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Sales, Exchanges and Redemptions of Shares.  A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

33

Shareholder Information

Dividends, Distributions and Taxes

continued

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General. Generally, the Fund’s Portfolio Managers do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to U.S. federal income taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-advantaged account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information About the Fund

Fair Value Pricing Policies

The Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of the Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to the Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Fund’s policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Fund may invest in index-based exchange-traded funds.

Investment in exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

34

Shareholder Information

Investment in Exchange-Traded Funds

continued

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of the Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

Contractual Arrangements

Sterling Capital Funds (the “Trust”) enters into contractual arrangements with various parties, including, among others, the Adviser, Administrator, Fund accountant and sub-administrator, Distributor, custodian and transfer agent, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any of the above-referenced contracts is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

35

Other Information About the Fund

Financial Highlights

Financial highlights for the Fund are not presented because the Fund commenced operations on October 3, 2016.

36

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund’s annual and semi-annual reports to shareholders, when available, will contain additional information on the Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund or contact the Fund at:

Sterling Capital Funds

P.O. Box 9762

Providence, RI 02940-9762

Telephone: 1-800-228-1872

Internet: www.sterlingcapitalfunds.com*

* The Fund’s Web site is not a part of this Prospectus.

You can review the Fund’s annual and semi-annual reports, when available, and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at www.sec.gov.

Investment Company Act file no. 811-06719.

SMD-I-0217

STERLING CAPITAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2017

STERLING CAPITAL SMID OPPORTUNITIES FUND	A SHARES: SMDPX	C SHARES: SMDQX	INSTITUTIONAL SHARES: SMDOX

This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with: the Class A and Class C Shares Prospectus and the Institutional Shares Prospectus of the Sterling Capital SMID Opportunities Fund (the “Fund”), which are dated February 1, 2017, (collectively, the “Prospectuses”), as supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of this SAI, the Prospectuses and the annual and semi-annual reports, when available, may be obtained by writing Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

The Prospectuses of the Fund and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Fund and this SAI.

i

STATEMENT OF ADDITIONAL INFORMATION

STERLING CAPITAL FUNDS

Sterling Capital Funds (the “Trust”) is an open-end management investment company. The Fund is “diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Sterling Capital Funds consists of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-six separate investment portfolios (the “Sterling Capital Funds”). This SAI pertains to the Fund only.

The Fund may offer to the public the following three classes of Shares: Class A Shares, Class C Shares, and Institutional Shares. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of the Fund should be made without first reading the applicable Prospectuses.

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The Fund’s Prospectuses discuss the investment objectives of the Fund and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest (to the extent not inconsistent with the Fund’s investment objective and strategy and the 1940 Act), the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies. Unless stated otherwise, all percentage limitations on investments set forth herein will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Appendix A to this SAI identifies nationally recognized statistical ratings organizations (“NRSROs”) that may be used by Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), with regard to portfolio investments for the Fund and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

EQUITY SECURITIES. The Fund may invest in equity securities. Equity securities include common stocks. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions and political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent the Fund invests in equity securities, the Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Fund may also invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Fund’s Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant losses to the Fund.

CREDIT ENHANCEMENT. The Fund may purchase securities subject to credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. The credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holder. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

BANKERS’ ACCEPTANCES AND CERTIFICATES OF DEPOSIT. The Fund may invest in bankers’ acceptances, certificates of deposit, and demand and time deposits. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Tax-exempt commercial paper is commercial paper of a tax-exempt issuer with a maturity of less than nine months.

Commercial paper purchasable by the Fund includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the credit criteria used by the Fund’s Adviser for commercial paper. The Fund’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of “high quality,” the Fund will require that the issuer’s obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.

FOREIGN INVESTMENT. The Fund may invest in certain obligations or securities of foreign issuers. The Fund may invest in U.S.-dollar denominated foreign securities, but may not invest in securities that are denominated in foreign currencies. Permissible investments include Canadian Time Deposits (“CTDs”) which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. The Fund may invest in foreign commercial paper, including Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies. The Fund may invest in stocks, bonds and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

The Fund may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”).

ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. ADRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, available information concerning the issuers may not be as current for-unsponsored ADRs and the prices of unsponsored ADRs may be more volatile than if such instruments were sponsored by the issuer.

Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates. The Fund’s investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations and the adoption of other foreign governmental restrictions. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund’s operations. The Fund’s income or gains from investments in foreign securities may be subject to foreign taxes, which reduce the Fund’s return on those securities. Special tax considerations apply to foreign securities.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, the risk that custodian and brokerage costs may be higher, the risk of future adverse political and economic developments, possible seizure, currency blockage, nationalization of foreign investments and the risk of less stringent disclosure standards. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Fund will acquire such securities only when the Fund’s Adviser believes the benefits associated with such investments outweigh the risks.

MASTER LIMITED PARTNERSHIPS. The Fund may invest in master limited partnerships (“MLPs”). An MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLP securities in which the Fund may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices. The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests.

REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which Sterling Capital deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser will monitor the collateral’s value to ensure that it equals or exceeds the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate. Securities subject to repurchase agreements will be held in a segregated account by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

U.S. GOVERNMENT SECURITIES. The Fund may invest in such securities and in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such securities may include those which are supported by the full faith and credit of the U.S. government, such as obligations of the Government National Mortgage Association and the Export-Import Bank of the United States; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency’s securities; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities.

The Fund may also invest in zero coupon U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities.

REAL ESTATE INVESTMENT TRUSTS (“REITs”). The Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for the favorable tax treatment available to REITs under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

TRUST PREFERRED SECURITIES. The Fund may purchase trust preferred securities. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) generally treats capital securities as debt.

CUSTODY RECEIPTS. The Fund may invest in custody receipts that represent debt securities. Custody receipts are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

FIXED-INCOME SECURITIES. The Fund may invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issue may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Further descriptions of certain types of fixed-income securities are provided elsewhere in this SAI.

CALLS. The Fund may write (sell) “covered” call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange (“Exchange”) and issued by the Options Clearing Corporation. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.

Subject to its investment objective and policies, the Fund may write covered call options for hedging and risk management purposes and to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Fund’s Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Fund will write only covered call options. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options or subject to put options exceeds 50% of the fair value of its net assets.

Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Fund will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be readjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of the Fund is computed (typically, the close of the New York Stock Exchange (“NYSE”)), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may purchase call options for the purpose of hedging.

CALL OPTIONS. The Fund will not purchase call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 50% of the value of its net assets. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund’s Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). Accordingly, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to the Fund. The Adviser’s eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Adviser’s intention to operate the Fund in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

ASSET SEGREGATION AND COVERAGE. The Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or the Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, the Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. The Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting the Fund’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

RIGHTS OFFERINGS. The Fund may participate in rights offerings, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights involve the risk that the Fund could lose the purchase value of a right if the right to subscribe to additional shares is not exercised prior to the rights’ expiration. Also, the purchase of rights involve the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

EXCHANGE-TRADED FUNDS (“ETFs”). The Fund may invest in ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price, performance and dividend yield of an index or a group of stocks in a particular geographic area.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

An investment in an ETF offers, among other things, (i) an efficient means to achieve diversification in a particular industry, or (ii) for those funds that invest in foreign securities, exposure to a particular country that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses.

Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV.

An investment vehicle issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specific index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a corresponding greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

Since ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to, as determined immediately after a purchase is made, not more than 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets (the “3-5-10 Limitations”). The Fund may invest in certain ETFs in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

INVESTMENT COMPANIES. The Fund may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with their respective investment objectives and strategies. Except as noted below, the 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund (the “3-5-10 Limitations”). Pursuant to an exemptive rule under the 1940 Act, the Fund may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of Rule 12d1-1.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations, and are reflected in the Annual Fund Operating Expenses table in the Fund’s prospectus.

TEMPORARY DEFENSIVE POSITIONS. If deemed appropriate under the circumstances, the Fund may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of their total net assets. Such short-term obligations may include money market instruments and repurchase agreements. The Fund may not achieve its investment objective as a result of taking any temporary defensive position.

FUNDAMENTAL INVESTMENT RESTRICTIONS

Except as provided otherwise, the following investment restrictions may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION – ORGANIZATION AND DESCRIPTION OF SHARES” in this SAI).

THE FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or “regulated investment companies” as defined in the Code, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry.

THE FUND MAY:

1. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

2. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

3. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

4. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

NOTE REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS. Certain relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by the Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC.

Under the 1940 Act, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

“Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries. For purposes of the concentration policies described above, there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities. In addition, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents, and investments in other investment companies will not be considered to be investments in securities of issuers in any one industry. Rather, the Fund will “look-through” investments in investment companies to the underlying securities held by such investment companies when determining fund exposure to a particular industry. Utilities will be divided according to their services; for example, electric utilities, gas utilities, and water utilities will each be considered separate industries. In addition, the Fund generally determines industry classifications for purposes of this policy in reference to issuer-assigned GICS codes provided to the Fund by unaffiliated third party vendors (“GICS Codes”) and treats each industry represented by a distinct 6-digit GICS Code as a separate “industry.”

The 1940 Act also limits the amount that the Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive rules under the 1940 Act, the Fund may invest in shares of affiliated and unaffiliated money market funds without limit subject to the extent permitted by its investment strategy and the conditions of Rule 12d1-1.

The 1940 Act restricts the ability of any mutual fund to lend. Under the 1940 Act, the Fund may only make loans if expressly permitted to do so by the Fund’s investment policies, and the Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits the Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present.

The 1940 Act limits the Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

Additionally, the Fund’s ability to make certain types of investments (e.g., investments in commodities or real estate) may be limited by other applicable laws, rules, or regulations, including the Code.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Fund:

1. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

2. The Fund may not invest more than 15% of its net assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. For the period between the Fund’s commencement of operations on October 3, 2016 and December 31, 2016, the Fund’s portfolio turnover rate was 8.72% of the average value of its portfolio.

High turnover rates will generally result in higher transaction costs to the Fund and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed as ordinary income to shareholders) to the Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Higher portfolio turnover rates for the Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”

VALUATION

Except as noted below, investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

Securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Fixed-income securities are valued by using evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Securities for which an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Fund’s Adviser are valued at fair value under procedures approved by the Board of Trustees. Such procedures may include a yield equivalent or a price produced through use of a pricing matrix. With respect to participation certificates (otherwise known as participation notes, equity linked notes, or “widgets”), if the price provided by an independent pricing service should reflect a price premium, the market maker (broker) will be contacted to provide the premium and the participation certificate’s price will be adjusted accordingly. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a common Significant Event is a significant movement in the U.S. equity markets following the close of trading on a foreign exchange. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities and other assets for which market quotations are not readily available (e.g., where an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Fund’s Adviser) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each class of Shares of the Fund is offered on a continuous basis by Sterling Capital Distributors, LLC (the “Distributor”). Class A, Class C, or Institutional Shares may be purchased through banks, brokers and other financial intermediaries, as well as through accounts at Branch Banking and Trust Company (“BB&T”), or BB&T’s affiliated or correspondent banks. Customers purchasing Shares of the Fund may include officers, directors, or employees of BB&T or BB&T’s affiliated or correspondent banks. Note also that not all classes are available for purchase in all states.

PURCHASE OF CLASS A AND CLASS C SHARES

As stated in the Class A and Class C Prospectus, the public offering price of Class A Shares of the Fund is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of the Fund is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A and Class C Prospectus applies to purchases of Class A Shares of the Fund by a purchaser (a “Purchaser”).

Class C Shares of the Fund offering such Shares are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A and Class C Prospectus, the Class C Shares are subject to a contingent deferred sales charge (“CDSC”) if they are redeemed prior to the first anniversary of purchase.

Shares of the Fund sold to a bank, other financial institution or intermediary or broker-dealer (hereinafter referred to individually as “Participating Organizations”) acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Fund’s transfer agent and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer’s account fees for services provided in connection with investment in the Fund.

In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Fund by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor’s right to that day’s closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.

Every shareholder will be mailed a confirmation of each new transaction in the shareholder’s account. In the case of Class A and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.

AUTO INVEST PLAN. The Fund’s Auto Invest Plan enables shareholders to make regular purchases of Class A, Class C, and Institutional Shares through automatic deduction from their bank accounts. With shareholder authorization, the Fund’s transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder’s bank account and will automatically invest that amount in Class A, Class C, or Institutional Shares at the public offering price on the date of such deduction.

For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Fund.

STERLING CAPITAL FUNDS INDIVIDUAL RETIREMENT ACCOUNT (“IRA”). A Sterling Capital Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class C Shares for an IRA. Sterling Capital Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

All Sterling Capital Funds IRA distribution requests must be made in writing to the Fund’s transfer agent. Any additional deposits to a Sterling Capital Funds IRA must distinguish the type and year of the contribution.

For more information on a Sterling Capital Funds IRA, call Sterling Capital Funds at 1-800-228-1872. Shareholders are advised to consult a tax adviser on Sterling Capital Funds IRA contribution and withdrawal requirements and restrictions.

STERLING CAPITAL DEPOSIT ACCOUNT

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at BB&T Co. The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (“FDIC”) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

SALES CHARGES

As the Fund’s principal underwriter, the Distributor enters into selling and/or service agreements with financial intermediaries to authorize the financial intermediaries to make available Class A and Class C Shares of the Fund to investors. The Fund re-allows some or all of the applicable sales charge as dealer discounts and brokerage commissions. The Distributor receives up to 0.75% of the sales charge charged to shareholders for marketing and distribution expenses. The Fund’s transfer agent will pay the remaining sales charge to dealers. As a result, broker-dealers that sell shares of the Fund may receive more revenue from the sale of the Fund than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

The Adviser, at its expense, may also provide additional compensation to dealers in connection with sales of Class A Shares of the Fund. The maximum cash compensation payable by shareholders is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisors) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Fund, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of the Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.

CLASS A SHARES

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Fund online at www.sterlingcapitalfunds.com or on reinvested dividends and distributions.

The current sales charge rates are as follows:

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	UNDERWRITER RETENTION
Up to $49,999	5.75%	6.10%	0.75%
$50,000 up to $99,999	4.50%	4.71%	0.75%
$100,000 up to $249,999	3.50%	3.63%	0.75%
$250,000 up to $499,999	2.50%	2.56%	0.50%
$500,000 up to $999,999	2.00%	2.04%	0.40%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

(1)

There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who receive a sales charge waiver and then redeem their shares within two years after purchase: shareholders who purchased $1 million or more. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

Where a finder’s fee is paid, the broker-dealer shall not be entitled to receive any 12b-1 fees with respect to such shares for the first 12 months after the shares are purchased.

The sales charges set forth in the table above are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

In determining whether a particular redemption is subject to a CDSC, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares in the shareholder’s Fund account, (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

Certain sales of Class A Shares are made without a sales charge or with a reduced sales charge, as described in the Class A and Class C Prospectuses under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom BB&T and/or Sterling Capital Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to shareholders who purchased $1 million or more, receive a sales charge waiver and then redeem their shares within two years of purchase.

LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent (“LOI”) which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of the Fund, within a period of 13 months. Each purchase of Shares under a LOI will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI (the “LOI Investment Amount”). For purposes of meeting the LOI Investment Amount, a LOI may include accumulated holdings (as described and calculated under “Concurrent Purchases and Right of Accumulation” below) if such LOI gives the Transfer Agent sufficient information to permit confirmation of the accumulated holdings; however, no sales charge adjustment will be made for shares purchased prior to the date of the LOI. The 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Fund without notice.

A LOI is not a binding obligation upon the investor to purchase the LOI Investment Amount. The minimum initial investment under a LOI is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the LOI Investment Amount is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares will not be held in escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the LOI have been made or the higher sales charge has been paid. When the LOI Investment Amount has been purchased, the escrow will be released. To the extent that an investor purchases more than the LOI Investment Amount indicated on the LOI and qualifies for a further reduced sales charge within the 13 month period, no sales charge adjustment will be made for shares purchased prior to such qualifying purchase.

For further information, interested investors should contact the Fund’s transfer agent. LOI privileges may be amended or terminated without notice at any time by the Fund.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of the Fund or by combining a current purchase of Class A Shares of the Fund with prior purchases of Shares of the Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A Shares of the Fund sold with a sales charge plus (ii) the then current NAV of all Shares held by the Purchaser in the Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Fund.

Proceeds from the CDSC together with the distribution and shareholder service fees under the Distribution Plan defray the expenses of advancing brokerage commissions, as well as expenses for the Fund’s distribution-related and shareholder services. These services include the payment of compensation to dealers and agents selling Class C Shares. A dealer commission of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. In addition, the Distributor may receive up to 0.25% of the original purchase price of the Class C Shares.

CLASS C SHARES. The CDSC is waived on redemption of Shares: (i) following the death or disability (as defined in the Code, as defined below) of a shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement

Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the transfer agent to determine whether a retirement plan qualifies for a waiver and must notify the transfer agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a “redemption” of Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class C Shares of other Sterling Capital Funds as described under “Exchange Privilege.”

EXCHANGE PRIVILEGE

INSTITUTIONAL SHARES. Class A and Class C Shares may be exchanged for Institutional Shares of the Fund if an investor becomes eligible to purchase Institutional Shares. Institutional Shares may be exchanged for Class A Shares of the Fund if an investor ceases to be eligible to purchase Institutional Shares. Redemption proceeds may be deposited into the SCDA.

CLASS A. Only residents of Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia may exchange their Class A Shares of the Fund for Class A Shares of the Sterling Capital Kentucky Intermediate Tax-Free Fun , the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, and the Sterling Capital West Virginia Intermediate Tax-Free Fund, respectively. Redemption proceeds may be deposited into the SCDA.

CLASS C. Class C Shares of the Fund may be exchanged for Class C Shares of the other Sterling Capital Funds on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares. Redemption proceeds may be deposited into the SCDA.

For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Sterling Capital Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class C Shares of the Sterling Capital Fund from which the exchange was made. If a shareholder sells Class C Shares of the Fund and deposits the redemption proceeds in the SCDA, the shareholder will not have to pay a CDSC at the time of redemption. If the shareholder subsequently uses the redemption proceeds from the shareholder’s SCDA to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares redeemed by the shareholder will be “tacked” to the holding period of newly acquired Class C Shares.

ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder’s basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Fund’s transfer agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

REDEMPTION BY MAIL. A written request for redemption must be received by the Fund’s transfer agent in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record or (c) the Owner(s) address of record has changed within the last ten (10) business days or (d) the redemption proceeds are being transferred to another Sterling Capital Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Fund reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See “Redemption by Telephone” for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the transfer agent. The transfer agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call Sterling Capital Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. The Fund’s transfer agent, Sterling Capital nor the Fund will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Fund’s telephone transaction procedures, upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder’s account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to the Fund.

REDEMPTION ONLINE. Shares may be redeemed online if the shareholder has set up an account online at www.sterlingcapitalfunds.com. Shareholders may establish the transfer of electronic redemptions of Class A and Class C Shares to their SCDA. Redemption proceeds will be mailed to the shareholder’s address of record or sent to the shareholder’s bank account via electronic transfer (ACH). Under most circumstances, such payments will be mailed on the next Business Day following receipt of a valid request for redemption. For online redemptions, visit Sterling Capital Funds at www.sterlingcapitalfunds.com. The Fund’s transfer agent, Sterling Capital nor the Fund will be liable for any losses, damages, expenses or costs arising out of any online transaction (including exchanges and redemptions) effected in accordance with the Fund’s online transaction procedures, upon receipt of instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurance that instructions communicated online are genuine; if these procedures are not followed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include the use of an online password and symbol authentication system, sending confirmations to shareholders within 72 hours of the online transaction, and sending redemption proceeds only to the address of record or sent to the shareholder’s bank account via electronic transfer (ACH). In addition, a shareholder may not make an online redemption within 30 days of changing their address of record. If, due to temporary adverse conditions, investors are unable to effect online transactions, shareholders may also mail the redemption request to the Fund.

The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by a Sterling Capital Fund of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Fund to determine the value of its total net assets.

The Fund may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Fund’s responsibilities under the 1940 Act.

AUTO WITHDRAWAL PLAN. Sterling Capital Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A, Class C, and Institutional Shares of the Fund. With shareholder authorization, the Fund’s transfer agent will automatically redeem Class A, Class C, and Institutional Shares at the NAV of the Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder. The shareholder may receive automatic payment from the shareholder’s Class A or Class C Shares Sterling Capital Fund account into the shareholder’s SCDA.

Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.

To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Fund’s transfer agent. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Fund.

PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to shareholders for Shares redeemed will be made within seven days after receipt by the Fund’s transfer agent of the request for redemption. However, to the greatest extent possible, the Fund will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Fund or the shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Fund will attempt to honor requests from its shareholders for same day payment upon redemption of Shares if the request for redemption is received by the transfer agent before the close of business on a Business Day. Payment for redemptions requests received after the close of business will be made on the next Business Day, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. For requests sent by regular mail, there may be a delay between the time the request reaches the P.O. Box and the time of a Fund’s receipt of the request, which may affect the NAV at which the request is processed.

ADDITIONAL TAX INFORMATION

The following discussion of the U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury Regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Fund. This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders, such as insurance companies, tax-advantaged retirement plans, financial institutions or foreign shareholders (defined below), that are subject to special treatment under U.S. federal income tax laws. Shareholders should consult their own tax advisers regarding their particular situations and the possible application of foreign, state and local tax laws.

TAXATION OF THE FUND. The Fund will be treated as a separate entity for federal income tax purposes. It is the policy of the Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code. By following such policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which the Fund may be subject. If the Fund qualifies as a RIC that is accorded special treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to their shareholders in the form of dividends (including Capital Gain Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income and gains on a calendar-year basis. The Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its ordinary income and net realized capital gains.

In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute during or with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the fair market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. MLPs, if any, in which the Fund invests will generally be treated as qualified publicly traded partnerships. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements in (c) above, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirements described in (c) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.

As mentioned above, if the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although the Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is are otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

If for any taxable year the Fund were to fail to meet the income, distribution or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC that is accorded special tax treatment, all of the Fund’s taxable income would be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits would be taxed as dividend income, even if the distributions were attributable to long-term capital gains or exempt interest income earned by the Fund. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund Shares. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who would then, in turn, be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following year. The Fund will be treated as having distributed any amount on which it is subject to corporate income tax for its taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Fund will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, subject to certain limitations, the Fund may carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. The Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

DISTRIBUTIONS. For federal income tax purposes, distributions of investment income from the Fund (other than qualified dividend income, as discussed below) generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned (or is deemed to have owned) his or her Shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in its investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends,” and each such dividend, a “Capital Gain Dividend”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryforwards.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of Fund Shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

Distributions of taxable income or capital gains are taxable to Fund shareholders as described herein whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on the Fund’s Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

If, in and with respect to any taxable year, the Fund makes a distribution in excess of its current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.

Distributions of investment income properly reported by the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements (described below) are met at both the shareholder and Fund levels.

In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share became ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by the Fund as derived from qualified dividend income are treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s Shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.

In general, properly reported dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends-received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period surrounding the ex-dividend date (less than 91 days in the

181-day period surrounding the ex-dividend date in the case of certain preferred stock), or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock — generally, stock acquired with borrowed funds).

If the Fund receives dividends from another mutual fund or an ETF that qualifies as a RIC (each an “Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income or as eligible for the dividends-received deduction, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income or as eligible for the dividends-received deduction, as the case may be, provided in each case that the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

To the extent that the Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends received by a shareholder of the Fund that are derived from the Fund’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the shareholder had purchased U.S. Government Securities directly.

Dividends are generally taxable in the taxable year received. However, as noted above, a dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during each year.

REDEEMING OR EXCHANGING SHARES. Upon the disposition of Shares of the Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount received and the shareholder’s adjusted tax basis in the Fund Shares. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. Any such long-term gain will be included in net capital gain and taxed to individuals at reduced rates; any such short-term gain will be taxed at the rates applicable to ordinary income.

Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the Fund Shares disposed of with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, the Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Upon the redemption or exchange of Fund Shares, the Fund or, in the case of Shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund Shares you redeemed or exchanged. See the Fund’s Prospectuses for more information.

DISCOUNT SECURITIES. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is taxable and is required to be distributed even though the Fund holding the security receives no interest payment in cash on the security during the year.

Moreover, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, the Fund will be required to include the acquisition discount or OID in income (as ordinary income) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

If the Fund holds the foregoing kinds of obligations, or other debt obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by disposing of portfolio securities, including when it is not advantageous to do so, that the Fund would otherwise have continued to hold. The Fund may realize gains or losses from such dispositions. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

SECURITIES PURCHASED AT A PREMIUM. Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

CERTAIN INVESTMENTS IN REITS. The Fund may invest in equity securities of issuers qualifying as REITs under Subchapter M of the Code. The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

INVESTMENTS IN OPTIONS AND FUTURES. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by the Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by the Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by Section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

CERTAIN OTHER FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS. In addition to the special rules described above in respect of futures and options transactions, the Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and/or cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing, and/or character of distributions to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the Fund’s book income is less than its taxable income the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if the Fund’s book income exceeds its taxable income the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

FOREIGN TAXES. Income, proceeds and gains received by the Fund (or Underlying RICs in which the Fund has invested) from sources within foreign countries may be subject to income, withholding or other taxes imposed by such countries that would reduce the yield on the Fund’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. If more than 50% of the Fund’s assets at taxable year end consist of the securities of foreign corporations, the Fund will be permitted to elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if the Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund.

FOREIGN CURRENCY-RELATED TRANSACTIONS AND PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Equity investments by the Fund in certain foreign corporations classified for U.S. tax purposes as “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC, which tax could not be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect in certain cases to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which event the Fund will be required to include in income its share of the PFIC’s income and net capital gains annually, regardless of whether the Fund receives any distributions from the PFIC. The Fund also may make an election to mark any gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though it had sold and, solely for purposes of this mark-to-market election, repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total returns. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. If the Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

A PFIC is any foreign corporation if (i) 75% of more of the corporation’s income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

BACKUP WITHHOLDING. The Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is currently 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

TAX SHELTER REPORTING REGULATIONS. Under Treasury Regulations, if a shareholder recognizes a loss on disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN BANK AND FINANCIAL ACCOUNTS. Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax adviser, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

ADDITIONAL TAX INFORMATION CONCERNING FOREIGN SHAREHOLDERS. Distributions by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests, as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person to the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so.

In the case of Shares held through an intermediary, the intermediary is permitted to withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of the Fund, unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Foreign shareholders with respect to whom income from the Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisers.

Special rules would apply if the Fund were a “qualified investment entity” (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE.

If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its Shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders, and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

Foreign shareholders should consult their tax advisers and, if holding Shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

In order for a foreign shareholder to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, and/or to establish an exemption from backup withholding (also discussed above), the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund Shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and estates. Investors holding Fund Shares through foreign entities should consult their tax advisers about their particular situations.

A foreign shareholder may be subject to state and local tax and to the federal estate tax in addition to the federal tax on income referred to above.

OTHER REPORTING AND WITHHOLDING REQUIREMENTS. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays, and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays on or after January 1, 2019. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends). Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt entity that is a shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of Shares of the Fund as investments through such plans and arrangements and the precise effect of such investments in their particular tax situations.

GENERAL. Information set forth in the Prospectuses and this SAI that relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

ADDITIONAL INFORMATION

The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

MANAGEMENT OF STERLING CAPITAL FUNDS

TRUSTEES AND OFFICERS

The Fund is managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.

The Trustees of the Fund (including Trustees who are not “interested persons” as defined in the 1940 Act of the Fund (the “Independent Trustees”)), their ages, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Sterling Capital Funds complex that the Trustee oversees, and any other directorships or trusteeships held by the Trustee during the last five years in any publicly-traded company or registered investment company are listed in the two tables immediately following. The business address of the Trustees and Officers listed below is 3605 Glenwood Avenue, Suite 100, Raleigh NC 27612.

INDEPENDENT TRUSTEES

(1)	(2)	(3)	(4)	(5)	(6)
NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE / LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE FOR THE PAST FIVE YEARS

Drew T. Kagan Birthdate: 02/48	Trustee Chairman of the Board of Trustees	Indefinite, 08/00 - Present	Retired; from September 2010 to March 2013, Chairman, Montecito Advisors, Inc.; from December 2003 to September 2010, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	26	None

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 02/01 - Present	From March 2013 to present, Partner, Newport Board Group; from July 2010 to March 2013, governance and leadership consultant; from June 1998 to July 2010, President and CEO of Peace College	26	None

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite, 05/04 - Present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Director of Private Client Group and Senior Executive Vice President	26	None

(1)	(2)	(3)	(4)	(5)	(6)
NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE / LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE FOR THE PAST FIVE YEARS

James L. Roberts Birthdate: 11/42	Trustee	Indefinite, 11/04 - Present	Retired; from December 2009 to present, Consultant, Asphalt Systems, Inc.; from December 2007 to present, Consultant, Grand Mountain Bank	26	None

Alan G. Priest Birthdate: 05/52	Trustee	Indefinite, 07/12 - Present	Retired; from April 1993 to April 2012, Partner, Ropes & Gray LLP	26	None

INTERESTED TRUSTEE

Alexander W. McAlister* Birthdate: 03/60	Trustee	Indefinite, 11/10 - Present	From August 1981 to present, President, Sterling Capital	26	Director, Sterling Capital

*	Mr. McAlister is treated by the Fund as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Fund because he is an officer of the Adviser.

Information about Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership. The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees supports the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The following specific experience, qualifications, attributes and/or skills were considered in respect of each Trustee:

•

Mr. Kagan - Significant executive experience including continuing service as chief executive officer of an investment services organization and past service as a manager of a mutual fund complex and as an executive of a banking organization.

•

Ms. Bingham - Significant executive experience as CEO and senior officer, including recognition as a National Association of Corporate Directors Governance Fellow, service as college president overseeing endowment investments and business strategy, and continuing service as a CEO/Board consultant, and as a director of charitable trusts and non-profit organizations.

•	Mr. Van Scoy - Significant executive experience including past service as senior executive vice president of a large investment services organization.

•	Mr. Roberts - Significant executive experience including past service as president of two publicly-traded banking firms and as head of corporate finance for a securities brokerage firm.

•	Mr. Priest - Significant experience as an attorney specializing in all aspects of investment company related laws and regulations.

•	Mr. McAlister - Significant executive experience including continuing service as president of an investment services organization and as sales director of an investment services organization.

The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, BNY Mellon Investment Servicing (US) Inc. (the “Sub-Administrator” or “BNY Mellon Investment Servicing”), Sterling Capital or BB&T Corporation, receives any compensation from the Fund for acting as a Trustee.

Sterling Capital’s Chief Compliance Officer (“CCO”), Mr. Brian M. Moran, also serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by Sterling Capital. However, the Fund reimburses Sterling Capital for its allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Fund is only part of the total compensation received by Mr. Moran.

OFFICERS

(1)	(2)	(3)	(4)	(5)	(6)
NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

James T. Gillespie Birthdate: 11/66	President	Indefinite, 12/12-Present	From March 2012 to present, Executive Director, Sterling Capital; From June 2010 to March 2012, Director, Sterling Capital and its predecessors; from August 2008 to June 2010, Vice President Relationship Management, JP Morgan Chase & Co.; from February 2005 to August 2008, Senior Vice President and Manager of Mutual Fund Administration, Sterling Capital and its predecessors	N/A	N/A

Todd M. Miller Birthdate: 09/71	Treasurer and Secretary	Indefinite, Treasurer, 01/15 – Present; Secretary, 08/10-Present	From June 2009 to present, Director, Sterling Capital and its predecessors; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services	N/A	N/A

(1)	(2)	(3)	(4)	(5)	(6)
NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Krystle V. Edwards Birthdate: 02/86	Vice President	Indefinite, 11/14 –	From May 2013 to present, Associate, Sterling Capital;	N/A	N/A

		Present	from March 2012 to December 2012, Financial Advisor, First Command Financial Planning; from September 2009 to May 2012, student at Campbell University School of Law

Michelle A. Whalen Birthdate: 04/69	Vice President	Indefinite, 11/15 – Present	From August 2015 to present, Associate Director & Senior Mutual Fund Administrator, Sterling Capital; from September 2000 to July 2015, Supervisor Mutual Fund Administration, Stratton Management Co.	N/A	N/A

Brian M. Moran Birthdate: 05/60	Chief Compliance and Anti Money Laundering Officer	Indefinite, 01/15 – Present	From July 2014 to present, Chief Compliance Officer and Executive Director, Sterling Capital; from December 2006 to June 2014, Chief Compliance Officer and Director, TIAA-CREF and Teachers Personal Investors Services, Inc.	N/A	N/A

Julie M. Powers Birthdate: 10/69	Assistant Secretary	Indefinite, 11/11 –Present	From November 2011 to present, Vice President; from March 2009 to October 2011, Senior Manager and Vice President; from August 2005 to February 2009, Manager and Assistant Vice President, Regulatory Administration Department, BNY Mellon Investment Servicing	N/A	N/A

John A. Bruggeman: Birthdate: 12/71	Assistant Treasurer	Indefinite, 08/16 –Present	From January 2010 to Present, Vice President and Senior Director, Fund Accounting and Administration Department, BNY Mellon Investment Servicing	N/A	N/A

Responsibilities of the Board of Trustees

The Board has overall responsibility for the conduct of the affairs of the Trust. The Board sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and the election and qualification of his successor. The Board of Trustees may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

Board Leadership Structure

The Board’s leadership structure features Independent Trustees serving as Board Chairman and as Chairperson of each of the Board’s Committees. This structure is reviewed by the Board regularly and the Board believes it to be appropriate and effective. All Independent Trustees are members of the Audit and Nominations Committees. Inclusion of all Independent Trustees in the Audit and Nominations Committees allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.

The officers of the Trust are elected annually by the Board. The Chairman of the Trustees, if one is elected, the President, the Treasurer and the Secretary of the Trust shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees. The Trust’s CCO must be approved by a majority of the Independent Trustees. Any officer may be removed, with or without cause, by the Board.

Board Oversight of Trust Risk

The Board of Trustees’ role is one of oversight, rather than active management. This oversight extends to the Fund’s risk management processes. Those processes are embedded in the responsibilities of officers of the Fund. The officers of the Fund, including the President and Principal Executive Officer, the Treasurer and Principal Financial Officer, and the CCO, report to the Board and to the Chairs of its Committees on a variety of matters at regular meetings of the Board and on an ad hoc basis.

The Sterling Capital Funds have retained Sterling Capital as the Fund’s investment adviser and administrator. Sterling Capital provides the Fund with investment advisory services, and is responsible for day-to-day administration of the Fund and management of the risks that arise from the Fund’s investments and operations. Employees of Sterling Capital serve as the Fund’s officers, including the Fund’s President and Principal Executive Officer and the CCO. The Board provides oversight of the services provided by Sterling Capital, including risk management services. In the course of providing oversight, the Board receives a wide range of reports on the Fund’s activities, including regarding the Fund’s investment portfolio, the compliance of the Fund with applicable laws, and the Fund’s financial accounting and reporting. The Board meets periodically with Sterling Capital personnel to receive reports on Sterling Capital and other service providers’ risk management services. The Board also meets periodically with the Fund’s CCO to receive reports regarding the compliance of the Fund with the federal securities laws and the Fund’s internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Fund to receive reports regarding the management of the Fund, including its investment risks.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Fund are listed in the following table:

NAME	POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE FUND
Alexander W. McAlister	Sterling Capital Management LLC, President
James T. Gillespie	Sterling Capital Management LLC, Executive Director
Brian M. Moran	Sterling Capital Management LLC, Executive Director and Chief Compliance Officer
Todd M. Miller	Sterling Capital Management LLC, Director
Krystle V. Edwards	Sterling Capital Management LLC, Associate
Michelle A. Whalen	Sterling Capital Management LLC, Associate Director
Julie M. Powers	BNY Mellon Investment Servicing, Vice President, Regulatory Administration Department
John A. Bruggeman	BNY Mellon Investment Servicing, Vice President, Fund Accounting and Administration Department

No officers of the Fund, other than the Fund’s CCO, receive compensation directly from the Fund for performing the duties of their offices. Sterling Capital receives fees from the Fund for acting as Adviser and Administrator and BNY Mellon Investment Servicing receives fees from the Fund for acting as transfer agent and for providing fund accounting services to the Fund. In addition, BNY Mellon Investment Servicing receives fees from the Administrator for acting as Sub-Administrator.

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Fund’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Fund and the scope of the audit; and to act as a liaison between the Fund’s independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Priest, Roberts, and Van Scoy, and Ms. Bingham serve on this Committee; Mr. Priest serves as chair of the Audit Committee. For the fiscal year ended September 30, 2016, there were three meetings of the Audit Committee.

NOMINATIONS COMMITTEE

The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Priest, Roberts, and Van Scoy and Ms. Bingham serve on this Committee; Ms. Bingham serves as chair of the Nominations Committee. For the fiscal year ended September 30, 2016, there were no meetings of the Nominations Committee.

Pursuant to procedures adopted by the Board, the Nominations Committee may consider Trustee candidates recommended by members of the Nominations Committee, candidates recommended by other members of the Board, candidates recommended by shareholders, or candidates recommended by the Trust’s management. Shareholder recommendations should be submitted to the Nominations Committee in care of Sterling Capital Funds. Recommendations for candidates as Trustees of Sterling Capital Funds will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies.

SECURITIES OWNERSHIP

For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2016.

The following table shows information for Trustees who are not “interested persons” of the Fund as defined in the 1940 Act:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE FAMILY OF INVESTMENT COMPANIES

Drew T. Kagan	None	>$100,000

Laura C. Bingham	None	>$100,000

Douglas Van Scoy	None	>$100,000

James L. Roberts	None	>$100,000

Alan G. Priest	None	>$100,000

The following table shows information for the Trustee who is an “interested person” of the Fund as defined in the 1940 Act:

Alexander W. McAlister	None	>$100,000

As of December 31, 2016, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Fund offered in the Prospectus.

TRUSTEE COMPENSATION

NAME OF PERSON, POSITION	AGGREGATE ESTIMATED COMPENSATION FROM THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2017	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND AND FUND SEPTEMBER 30, 2016
Drew T. Kagan	$117,500	N/A	N/A	$110,000
Laura C. Bingham	$103,500	N/A	N/A	$96,000
Douglas R. Van Scoy	$97,500	N/A	N/A	$90,000
Alan G. Priest	$112,500	N/A	N/A	$105,000
James L. Roberts	$97,500	N/A	N/A	$90,000
Alexander W. McAlister	N/A	N/A	N/A	N/A

CODES OF ETHICS

Sterling Capital Funds and Sterling Capital have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

INVESTMENT ADVISER

Investment advisory and management services are provided to the Fund by Sterling Capital pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Agreement”) dated as of October 1, 2010, as amended.

Under the Advisory Agreement between Sterling Capital Funds and Sterling Capital, the fee payable to Sterling Capital by the Fund, for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of 0.70% of the Fund’s average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by Sterling Capital Funds and Sterling Capital. A fee agreed to in writing from time to time by Sterling Capital Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.

The Advisory Agreement provides that Sterling Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sterling Capital in the performance of its duties, or from reckless disregard by Sterling Capital of its duties and obligations thereunder.

Unless sooner terminated, the Advisory Agreement will continue in effect as to the Fund until January 31, 2018, and will continue from year to year if not terminated thereafter; and provided, further that such continuance is approved at least annually by the Fund’s Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under “ADDITIONAL INFORMATION - ORGANIZATION AND DESCRIPTION OF SHARES”). The Advisory Agreement is terminable as to the Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or by Sterling Capital. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

For the fiscal years ended September 30, 2016, September 30, 2015, and September 30, 2014, Sterling Capital received no investment advisory fees from the Fund because the Fund had not yet commenced operations.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund’s plans of distribution; fees and expenses of custodian including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including and allocable portion of the cost of the Adviser’s employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Fund, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meeting; trade association memberships; insurance premiums; and any extraordinary expenses.

Pursuant to the American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-5, any Fund organizational or start-up costs incurred on or after January 1, 1999 will be expensed as they are incurred.

PORTFOLIO MANAGERS

The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Fund. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

AS OF SEPTEMBER 30, 2016*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Joshua L. Haggerty	Number: None	Number: None	Number: 1

	Assets: N/A	Assets: N/A	Assets: $13 million

Adam B. Bergman	Number: None	Number: None	Number: 1

	Assets: N/A	Assets: N/A	Assets: $32 million

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

As of September 30, 2016, the following portfolio managers managed the following accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

AS OF SEPTEMBER 30, 2016*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Joshua L. Haggerty	Number: None	Number: None	Number: None
	Assets: None	Assets: None	Assets: None

Adam B. Bergman	Number: None	Number: None	Number: None
	Assets: None	Assets: None	Assets: None

*	The advisory fee for this pooled investment vehicle has both performance-based and asset-based components.

CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund. Consequently, portfolio managers may purchase or sell securities for the Fund and not for a Managed Account.

STERLING CAPITAL

Sterling Capital manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than the Fund, and investment decisions may be made in other accounts that are different than the decisions made for the Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by the Fund to Sterling Capital. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.

Sterling Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, Sterling Capital has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Sterling Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling Capital’s senior management team reviews the performance of portfolio managers and analysts.

PORTFOLIO MANAGER COMPENSATION

Sterling Capital offers investment professionals a compensation plan which can be comprised of three components: (1) base salary, which is linked to job function, responsibilities and experience, (2) incentive compensation, which varies based on investment performance and other factors determined by management, and (3) a percentage of firm profits or revenues. Incentive compensation is based on (i) performance of the portfolios managed by the portfolio manager in comparison to benchmarks appropriate for the various portfolios managed and/or in comparison to relevant peer groups (e.g., Bloomberg Barclays, Lipper, Morningstar, MSCI, Russell, Wilshire, etc.) and (ii) other objective or subjective criteria as determined by executive management, which may include firm/department leadership, management of personnel, risk management/compliance results and overall firm or group contribution. Certain professionals’ compensation may also include an asset-backed component, and certain investment professionals may also share in the revenues or profits earned by Sterling Capital. Revenue or profit interests are awarded by executive management based on criteria determined by executive management, which may include long-term performance, firm/department leadership, potential for generating future growth of the firm, and other objective or subjective criteria determined by executive management.

SECURITIES OWNERSHIP

The following table discloses the dollar range of equity securities of the Fund beneficially owned by the portfolio managers in the Fund for which they are primarily responsible as of September 30, 2016:

NAME OF PORTFOLIO MANAGERS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
Joshua L. Haggerty, CFA	None
Adam B. Bergman, CFA	None

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated the authority to vote proxies on behalf of the Fund that own voting securities to Sterling Capital. Proxy voting policies and procedures or summaries thereof are attached as Appendix B.

You may obtain information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov or by visiting our Web site at: www.sterlingcapitalfunds.com or by contacting us in writing at Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.

PORTFOLIO TRANSACTIONS

The Advisory Agreement for the Fund provides that the Adviser is responsible for selecting securities to be bought and sold as well as brokers to execute those transactions. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (including purchases and sales of ETFs) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

For the fiscal years ended September 30, 2016, September 30, 2015, and September 30, 2014, the Fund paid no brokerage commissions because the Fund had not yet commenced operations.

Allocation of transactions, including their frequency, to various dealers is determined by Sterling Capital in a manner deemed fair and reasonable. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage may be directed to brokers because of research services provided. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by Sterling Capital and does not reduce the advisory fees payable to Sterling Capital. Such information may be useful to Sterling Capital in serving both Sterling Capital Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Sterling Capital in carrying out its obligations to Sterling Capital Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Sterling Capital may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by Sterling Capital under its Advisory Agreement. Any advisory or other fees paid to Sterling Capital are not reduced as a result of the receipt of research services.

In some cases Sterling Capital may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, Sterling Capital makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while Sterling Capital will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Sterling Capital faces a potential conflict of interest, but Sterling Capital believe that its allocation procedures are reasonably designed to ensure that Sterling Capital, respectively, appropriately allocates the anticipated use of such services to their research and non-research uses.

To the extent permitted by applicable rules and regulations, Sterling Capital may execute portfolio transactions on behalf of the Fund through affiliates. As required by Rule 17e-1 under the 1940 Act, the Fund has adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

Investment decisions for the Fund are made independently from those for the other Sterling Capital Funds or any other investment company or account managed by Sterling Capital. Any such other investment company or account may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another Sterling Capital Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which Sterling Capital believes to be fair and equitable over time to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, Sterling Capital may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Sterling Capital Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement in making investment recommendations for the Fund, Sterling Capital will provide its services in accordance with its fiduciary obligations and will manage the Fund in the best interests of the Fund.

SECURITIES OF “REGULAR BROKER-DEALERS.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund holds at the close of its most recent fiscal year. For the fiscal year ended September 30, 2016, the Fund did not hold any securities of its regular broker dealers because the Fund had not yet commenced operations.

DODD-FRANK ACT

In July 2010, the U.S. Congress enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”), which includes provisions for new regulation of registered investment companies and financial institutions. Because the legislation leaves much to rule making, its ultimate impact remains unclear.

More generally, the regulation of mutual funds and financial institutions is an evolving area of law and is subject to modification by government and judicial action. Subject to certain conditions and restrictions, U.S. banking law currently permits a banking entity, such as BB&T (as well as certain of its affiliates), to acquire or retain an ownership interest in mutual funds, or to sponsor mutual funds. On December 10, 2013, five federal banking and financing regulatory agencies issued final rules implementing a provision of the Dodd-Frank Act that is commonly referred to as the “Volcker Rule.” Among other things, the Volcker Rule prohibits banking entities from owning and sponsoring hedge funds and private equity funds, referred to as “covered funds.” Under the Volcker Rule, the definition of covered funds encompasses any issuer that would be an investment company under the 1940 Act if it were not otherwise excluded by two provisions of the 1940 Act, section 3(c)(1) or 3(c)(7). However, the Volcker Rule excludes from the definition of covered funds certain entities with more general corporate purposes such as wholly owned subsidiaries, joint ventures and acquisition vehicles, as well as SEC-registered investment companies (such as the Fund) and business development companies. The precise scope of this exclusion will be further refined by additional regulatory guidance. Accordingly, the full effect of the Volcker Rule on the Fund is not fully known at this time. The Volcker Rule is likely to have a significant impact on banking entities, such as BB&T and any covered funds in which banking entities currently invest or sponsor or in which a bank entity may be a counterparty or service provider and may therefore have an impact on the Fund.

The Volcker Rule and/or other banking regulations may prevent the Fund from operating as intended, may restrict the activities, including the investment activities of the Fund, and may prevent the Fund from pursuing its investment objectives and employing their investment strategies. Moreover, there may be certain investment opportunities, investment strategies or actions that the Adviser will not undertake on behalf of the Fund in view of the relationship of BB&T (and its affiliates) to the Fund or BB&T (and its affiliates) client or firm activities, regardless of whether (i) the Adviser believes such opportunities, strategies or actions to be in the best interest of the Fund or (ii) the consent and disclosure requirements of the Investment Advisers Act of 1940 could be satisfied. Further, the investment opportunities, investment strategies or actions of the Fund may be limited in order to comply with the Volcker Rule’s restrictions on material conflicts of interest. A fund that is not advised by an affiliate of a banking entity, such as BB&T, may not be subject to these considerations.

It is impossible to determine the extent of the impact of any new laws, regulations or initiatives that may be proposed, or whether any of the proposals will become law. Compliance with any new laws or regulations could be more difficult and expensive and may affect the manner in which the Fund conduct business, the Fund’s investment performance and the viability of the Fund. Furthermore, new laws or regulations may subject the Fund or some or all investors to increased taxes or other costs.

ADMINISTRATOR

Sterling Capital, 3605 Glenwood Avenue, Suite 100, Raleigh NC 27612, serves as the Administrator (the “Administrator”) to the Fund pursuant to an Administration Agreement effective October 1, 2010, as amended.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Fund, to maintain the Fund’s financial accounts and records, and to furnish the Fund statistical and research data and certain bookkeeping services, and certain other services required by the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Fund’s operations (other than those performed by Sterling Capital under the Advisory Agreement and those performed by U.S. Bank National Association under their custodial services agreements with the Fund, and those performed by BNY Mellon Investment Servicing under its transfer agency and blue sky service and fund accounting agreements with the Fund). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from each series of the Sterling Capital Funds that is calculated based upon each series of the Sterling Capital Funds’ (except the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund) average net assets as well as the average net assets of the remaining series of Sterling Capital Funds (except the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund). The fee shall be calculated at an annual rate of seven-and-one-half one-hundredths of one tenth of one percent (0.1075%), applicable to the first $3.5 billion of average net assets, at an annual rate of seven-and-one-half one-hundredths of one percent (0.075%) of the next $1 billion of average net assets, at the annual rate of six one-hundredths of one percent (0.06%) of the next $1.5 billion of average net assets, and at the annual rate of four one-hundredths of one percent (0.04%) of average net assets in excess of $6 billion. The fee shall be computed daily and paid monthly. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Fund shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.

Alternatively, the Fund may pay a fee as may from time to time be agreed upon in writing by Sterling Capital Funds and the Administrator. A fee agreed to in writing from time to time by the Fund and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund’s expenses and increase the net income of the Fund during the period when such lower fee is in effect.

For the fiscal years ended September 30, 2016, September 30, 2015, and September 30, 2014, the Administrator received no fees with respect to the fund because the Fund has not yet commenced operations.

The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue for a period of three years (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the “Renewal Terms”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement is also terminable with respect to a particular Sterling Capital Fund only upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) on not less than 60 days written notice by the party alleging cause.

The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law.

SUB-ADMINISTRATOR

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Fund pursuant to a Sub-Administration Services Agreement dated December 18, 2006, as amended, and effective with respect to the Fund as of April 30, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator’s duties, for which BNY Mellon Investment Servicing receives a fee, paid by the Administrator, that is calculated based upon each portfolio of the Fund’s average net assets. The fee shall be calculated at the annual rate of 0.0370% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0240% applicable to the next $1 billion of average net assets, at the annual rate of 0.019% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.

UNDERWRITER

Sterling Capital Distributors, LLC, 899 Cassatt Rd., 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as principal underwriter to the Fund pursuant to Distribution Agreement effective as of February 1, 2016 (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Fund’s Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Fund who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. The Distributor is not affiliated with the Adviser, or any other service provider for the Trust.

Under the Underwriting Agreement the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares and the Distributor and its officers have no roles in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor receives payment from the Fund for distribution activities permitted and authorized under the Distribution Plan adopted by the Fund. Under the Distribution Plan, the Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of the Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of the Fund. The Adviser may also compensate the Distributor for services provided to the Fund under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

For the fiscal years ended September 30, 2016, September 30, 2015, and September 30, 2014, the Distributor received no fees because the Fund had not yet commenced operations.

The Distribution Plan was initially approved on August 18, 1992 by the Sterling Capital Funds’ Board of Trustees, including a majority of the trustees who are not interested persons of the Sterling Capital Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the “Independent Trustees”). The Distribution Plan provides for fees only upon the Class A and Class C Shares of the Fund.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class C Shares of the Fund. The Distribution Plan may be amended by vote of the Fund’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Fund requires the approval of the holders of the Fund’s Class A and Class C Shares. Sterling Capital Funds’ Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

The Distributor may use the distribution fee to provide distribution assistance with respect to the Fund’s Class A and Class C Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a “Servicing Agreement”) between the Distributor and a Participating Organization. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Fund’s Class A and Class C Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization’s customers owning the Fund’s Class A and Class C Shares.

The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. The Distributor sets aside distribution fees in a retention account that is used solely for distribution related expenses.

The Distribution Plan also contains a so-called “defensive” provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Fund within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

EXPENSES

Sterling Capital bears all expenses in connection with the performance of its services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees and Officers of the Fund, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by the Fund, certain insurance premiums, costs of maintenance of the Fund’s existence, costs and expenses of shareholders’ and Trustees’ reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class C, and Institutional Class of the Fund on the basis of the relative NAV of each class. At present, the only expenses that will be borne solely by Class A and Class C Shares, other than in accordance with the relative NAV of the class, are expenses under the Distribution Plan which relate only to the Class A and Class C Shares.

CUSTODIAN

U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the Custodian to the Fund.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Fund pursuant to a Transfer Agency and Blue Sky Services Agreement. BNY Mellon Investment Servicing receives a fee based on the type of services provided to the Fund as agreed upon by the Sterling Capital Funds and BNY Mellon Investment Servicing.

BNY Mellon Investment Servicing also provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement. For its services, BNY Mellon Investment Servicing receives a fee from the Fund at the annual rate of 0.0075% of the Fund’s average daily net assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm. KPMG LLP’s address is 1601 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL

Ropes & Gray LLP, One Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600, is counsel to the Fund.

ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

Sterling Capital Funds was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of Sterling Capital Funds’ Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. Sterling Capital Funds presently has twenty-six series of Shares offered to the public which represent interests in the SMID Opportunities Fund ,Ultra Short Bond Fund, Behavioral Large Cap Value Equity Fund, Mid Value Fund, Behavioral Small Cap Value Equity Fund, Special Opportunities Fund, Equity Income Fund, Long/Short Equity Fund, Behavioral International Equity Fund, Short Duration Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund, Securitized Opportunities Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, Diversified Income Fund, Strategic Allocation Balanced Fund and Strategic Allocation Growth Fund and Stratton Mid Cap Value Fund, Stratton Real Estate Fund, Stratton Small Cap Value Fund. This SAI pertains to the SMID Opportunities Fund only. The Fund’s Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of Sterling Capital Funds into one or more additional series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Fund’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Sterling Capital Fund which are available for distribution.

Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

As used in this SAI, a “vote of a majority of the outstanding Shares” of the Fund or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of Sterling Capital Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of Sterling Capital Funds or the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Fund shall be personally liable in connection with the administration or preservation of the assets of the Fund or the conduct of the Fund’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Fund shall look solely to the assets of the Fund for payment.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted its own policies and procedures governing the disclosure of information about a Sterling Capital Fund’s Portfolio Holdings.1 It is the policy of the Sterling Capital Funds to protect the confidentiality of material, non-public, information about the Sterling Capital Funds’ Portfolio Holdings and prevent the selective disclosure of non-public Portfolio Holdings information. Non-public information about a Sterling Capital Fund’s portfolio holdings will not be distributed to persons not employed by the Adviser, or its affiliates, or the Sterling Capital Funds’ investment sub-adviser(s), unless there is a legitimate business purpose for doing so, and disclosure is made in accordance with the Sterling Capital Funds’ portfolio holdings disclosure policies and procedures. No Sterling Capital Fund, or affiliate of a Sterling Capital Fund (as defined in the 1940 Act), may receive compensation or consideration of any type in connection with the disclosure of information about a Sterling Capital Fund’s Portfolio Holdings.

1 For purposes of this section, “Portfolio Holdings” means the portfolio securities and similar instruments owned by a Sterling Capital Fund and may include related information about current or recent (“recent” being defined as the time between any public release and the next public release of a Sterling Capital Fund’s Portfolio Holdings) trading strategies or details of portfolio management’s expected or recent purchases and sales of particular securities or types of securities. Portfolio Holdings information excludes “Portfolio Characteristics” information as that term is defined in this section.

Public Availability of Portfolio Holdings Information

No earlier than ten calendar days after the end of each month, the Sterling Capital Funds, other than the Long/Short Equity Fund, will make public on the Sterling Capital Funds’ Web site a complete schedule of each Fund’s portfolio holdings. Such information will be current as of the end of the most recent month and will be available on the Sterling Capital Funds’ Web site until updated for the next applicable month. No earlier than ten calendar days after the end of each quarter, the Long/Short Equity Fund will make public on the Sterling Capital Funds’ Web site a complete schedule of such Fund’s holdings. Such information will be current as of the end of the most recent calendar quarter and will be available on the Sterling Capital Funds’ Web site until updated for the next applicable period.

Ongoing Disclosure Arrangements

Non-public information about a Sterling Capital Fund’s Portfolio Holdings may be disclosed on a regular basis to the Board of Trustees, independent legal counsel for the Sterling Capital Funds, and the Sterling Capital Funds’ service providers2 who generally need access to such information in the performance of their contractual duties and responsibilities to the Sterling Capital Funds where each such person is subject to duties of confidentiality, including a duty not to share such information with an unauthorized person or trade on such information, imposed by law and/or contract. Any “ongoing arrangement” to make available such information not identified above must be for a legitimate business purpose, the disclosure must in the best interests3 of the Sterling Capital Funds and their shareholders, and the recipient of such information will be subject to duties of confidentiality as noted above.

2 For purposes of this section “service provider” include, but are not limited to, the Sterling Capital Fund’s investment adviser, investment sub-adviser, administrator, independent registered public accounting firm, custodian, transfer agent, proxy voting service provider, rating and ranking organizations, financial printers, pricing service vendors, independent fund counsel, and third parties that provide analytical, statistical, or consulting services.

3 In determining whether disclosure is in the best interests of the Sterling Capital Funds and their shareholders, the Sterling Capital Funds’ Chief Compliance Officer and Chief Financial Officer shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Sterling Capital Funds’ investment adviser, sub-advisers, including their affiliates, or its principal underwriter, on the other.

The approval of the Sterling Capital Funds’ President and CCO must be obtained before entering into any new ongoing arrangement, or materially altering any existing arrangement to make available non-public Portfolio Holdings information.

Public Disclosure of the Portfolio Characteristics

“Portfolio Characteristics” means aggregated information of a statistical nature that does not identify, directly or indirectly, specific Portfolio Holdings or subsets of holdings (such as top 10 Portfolio Holdings). Portfolio Characteristics include, but are not limited to, (1) descriptions of allocations by asset class, sector, industry, or credit quality; (2) performance- and risk-related statistics such as alpha, beta, r-squared, Sharpe ratio, and standard deviation; (3) descriptive portfolio-level statistics such as maturity, duration, P/E ratio, and median market capitalization; and (4) non-security specific attribution analyses, such as those based on asset class, sector, industry, or country performance.

Portfolio Characteristics may be made available and distributed if the availability of such information is disclosed in the SAI and the distribution of such information is otherwise in accordance with the general principles of the Sterling Capital Funds’ portfolio holdings disclosure policies and procedures.

Such information, if provided to anyone, shall be made available to any person upon request.

Disclosure to Certain Broker-Dealers

The trading desks of a Sterling Capital Fund’s investment adviser and/or sub-adviser(s), periodically may distribute to counterparties and others involved in trade transactions (i.e., brokers and custodians), lists of applicable investments held by their clients (including the Sterling Capital Funds) for the purpose of facilitating efficient trading of such investments and receipt of indicative pricing or relevant research. In addition, such trading desks may distribute to third parties, a list of the issuers and securities which are covered by their respective research departments as of a particular date, which may include securities that are held by a Sterling Capital Fund as of that date and/or securities that a Sterling Capital Fund may purchase or sell in the future; however, in no case will the list specifically identify that a particular issuer or security is currently held by a Sterling Capital Fund or that a Sterling Capital Fund may purchase or sell an issuer or security in the future.

Disclosure of similar Separate Account, WRAP or Model Portfolio Information

Some of the separately managed accounts, wrap accounts and model portfolios managed for compensation by the Adviser have substantially similar investment objectives and strategies to those of the Sterling Capital Funds, and therefore, generally similar portfolio holdings. Consequently, the information contained in any separate account portfolio update must be at least ten (10) calendar days after each month end when disclosed, except to the separately managed account clients, and their brokers/custodians. In addition, in order to preclude any opportunity of “front running” the Sterling Capital Funds’ trades, if there is an existing intention to buy or sell the same securities for any of the Sterling Capital Funds, the information may not be disclosed until ten (10) calendar days after the month end during which month the acquisition/addition, or reduction/elimination of such securities by a Sterling Capital Fund occurred.

In the case of wrap and model portfolios, non-public portfolio information, including buys and sells, is necessarily disclosed to the wrap sponsor or model portfolio client on a daily basis with no lag time. In each case the entity receiving this information has entered into a confidentiality agreement that acknowledges that the information may only be used for the purposes of managing client accounts within the program and/or for tracking and assessing the Adviser’s investment performance within such program.

MISCELLANEOUS

Sterling Capital Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Sterling Capital Funds, or (4) describes investment management strategies for the Fund. Such information is provided to inform shareholders of the activities of Sterling Capital Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Sterling Capital Funds officers regarding expected trends and strategies.

Sterling Capital Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund.

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of the Fund’s outstanding shares as of January 5, 2017:

FUND/CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER
SMID OPPORTUNITIES FUND (A SHARES)
EDWARD G KAUFMAN 101 W MAIN ST STE 480 NORFOLK VA 23510	11.7135%
ELIZABETH R WHEATLEY 1838 CORBETT RD MONKTON MD 21111-1511	5.7475%
BB&T SECURITIES, LLC 8006 DISCOVERY DR RICHMOND VA 23229	5.2454%
SMID OPPORTUNITIES FUND (C SHARES)
FRANK A WRIGHT FAMILY TRUST DORIS J WRIGHT—TTEE PO BOX 69 SWANNANOA NC 28778-0069	17.4713%
BB&T SECURITIES IRA C/F JOSEPH MILLER 1572 RED OAK LN BRENTWOOD TN 37027-1816	5.7715%
SMID OPPORTUNITIES FUND (I SHARES)
TD AMERITRADE PO BOX 2226	28.9862%
OMAHA, NE 68103-2226
BB&T SECURITIES, LLC 8006 DISCOVERY DR RICHMOND VA 23229	5.6347%

As of January 20, 2017, BB&T and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the Fund in the following amount: 81.54%. As a result, BB&T may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

The Prospectuses of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

FINANCIAL STATEMENTS

No Financial Statements are available for the Fund because the Fund commenced operations on October 3, 2016. A copy of the annual report and semi-annual report, when available, may be obtained without charge by contacting Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762 or by telephoning toll-free at 1-800-228-1872.

APPENDIX A

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Fund with regard to portfolio investments for the Fund include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Fund and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.

LONG - TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the six highest long-term obligation ratings by Moody’s (Moody’s appends numerical modifiers (1, 2, and 3) to each generic rating classification, with the exception of “Aaa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated “A” are judged to be upper-medium-grade and are subject to low credit risk.

Baa	Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Description of the six highest long-term issue credit ratings by S&P (The ratings, with the exception of “AAA,” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories):

AAA	An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Description of the six highest international long-term credit ratings by Fitch (The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-Term IDR category):

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

Speculative. “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

Description of the six highest long-term debt rating categories by DBRS (All rating categories other than “AAA” also contain subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category):

AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA

Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

A

Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB	Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be affixed to the rating symbols from “AA” to “B” to indicate relative standing within each of those rating scales.):

AAA	The highest level of capacity of an obligor to honor its financial commitment on the obligation.

AA	A very high level of capacity to honor the financial commitment on the obligation.

A	A high level of capacity to honor the financial commitment on the obligations.

BBB	An adequate level of capacity to honor the financial commitment on the obligation. However, this capacity is more likely to diminish in the future than in the cases of the higher rating categories.

BB	Although the level of capacity to honor the financial obligations is not considered problematic at present, this capacity may not persist in the future.

B	A low level of capacity to honor the financial commitment on the obligation, having cause for concern.

Description of the six highest long-term debt ratings by Best’s (Certain ratings (including “aa” and “a”) may be enhanced with a plus (+) or minus (-) sign to indicate whether credit quality is near the top or bottom of a category. A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Issuer Credit Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to Best’s interactive rating process):

aaa	Exceptional. Assigned to entities that have, in Best’s opinion, an exceptional ability to meet their ongoing senior financial obligations.

aa	Superior. Assigned to entities that have, in Best’s opinion, a superior ability to meet their ongoing senior financial obligations.

a	Excellent. Assigned to entities that have, in Best’s opinion, an excellent ability to meet their ongoing senior financial obligations.

bbb	Good. Assigned to entities that have, in Best’s opinion, a good ability to meet their ongoing senior financial obligations.

bb	Fair. Assigned to entities that have, in Best’s opinion, a fair ability to meet their ongoing senior financial obligations. Credit quality is vulnerable to adverse changes in industry and economic conditions.

b	Marginal. Assigned to entities that have, in Best’s opinion, a marginal ability to meet their ongoing senior financial obligations. Credit quality is vulnerable to adverse changes in industry and economic conditions.

Description of the six highest long-term debt ratings by R&I (A plus (+) or minus (-) sign may be appended to the categories (except for “AAA”) indicate relative standing within each rating category.):

AAA	Highest creditworthiness supported by many excellent factors.

AA	Very high creditworthiness supported by some excellent factors.

A	High creditworthiness supported by a few excellent factors.

BBB	Creditworthiness is sufficient, though some factors require attention in times of major environmental changes.

BB	Creditworthiness is sufficient for the time being, though some factors require due attention in times of environmental changes.

B	Creditworthiness is questionable and some factors require constant attention.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its short-term debt ratings:

P-1	Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

S&P’s description of its short-term issue credit ratings:

A-1

A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated “‘B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Description of the six highest international short-term credit ratings by Fitch:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

DBRS’ description of its six highest short-term debt ratings:

R-1	(high) Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1

(middle) Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1

(low) Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2	(high) Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2

(middle) Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2

(low) Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

JCR’s description of its short-term debt ratings:

J-1

The highest level of capacity of the obligor to honor its short-term financial commitment on the obligation. Within this rating category, obligations for which the capacity is particularly high are indicated by the symbol “J-1+.”

J-2	The high level of capacity to honor the short-term financial commitment on the obligation, but slightly less than “J-1.”

J-3	An adequate level of capacity of the obligor to honor the short-term financial commitment on the obligation, but susceptible to adverse changes in circumstances.

NJ	The capacity of the obligor to honor the short-term financial commitment on the obligation is less than for the upper-ranking categories.

D	In default.

Best’s description of its short-term debt ratings (A rating can also be assigned an Under

Reviewer modifier (“u”) that generally is event-driven and indicates that the company’s rating opinion is under review and Best’s rating may be subject to near-term change. Ratings prefixed with an “i” denote indicative ratings.):

AMB-1+	Strongest. Assigned to entities that have, in Best’s opinion, the strongest ability to repay their short-term financial obligations.

AMB-1	Outstanding. Assigned to entities that have, in Best’s opinion, an outstanding ability to repay their short-term financial obligations.

AMB-2	Satisfactory. Assigned to entities that have, in Best’s opinion, a satisfactory ability to repay their short-term financial obligations.

AMB-3

Adequate. Assigned to entities that have, in Best’s opinion, an adequate ability to repay short-term financial obligations; however, adverse industry or economic conditions likely will reduce their capacity to meet their financial commitments.

AMB-4

Questionable. Assigned to in Best’s opinion, contain questionable credit quality and are vulnerable to adverse economic or other external changes, which could have a marked impact on their ability to meet financial commitments.

R&I’s description of its short-term debt ratings (A plus (+) sign may be appended to the “a-1” category to indicate a particularly high level of the certainty.):

a-1	Certainty of the fulfillment of a short-term obligation is high.

a-2	Certainty of the fulfillment of a short-term obligation is high, though some factors require attention.

a-3	Certainty of the fulfillment of a short-term obligation is sufficient for the time being, though some factors require attention in times of major environmental changes.

b	Certainty of the fulfillment of a short-term obligation is not equal to that of a short-term obligation rated in the “a” categories and some factors require attention.

c	The lowest rating. A short-term obligation is in default or is highly likely to default.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody’s description of its two highest short-term loan and municipal note ratings:

MIG1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

The following proxy voting policies and procedures are applicable to the Fund:

STERLING CAPITAL MANAGEMENT COMPLIANCE MANUAL	Section X Rev. 2/2007; 11/2007; 02/2008; 1/2009; 3/3/2010; 8/18/2010; 1/19/2011; 7/2011, 1/2012; 5/2013; 11/2013; 06/11/2014; 2/10/2015

PROXY VOTING

In accordance with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940, Sterling has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Each client may select whether he or she wishes to be responsible for voting his or her proxies or whether he or she authorizes Sterling to vote proxies on behalf of the client. Sterling’s authority to vote the proxies of our clients is established by our advisory agreements or comparable documents.

Proxy Voting Policies and Procedures

Under Rule 206(4)-6, each registered adviser that exercises proxy voting authority over client securities is required to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. The procedures must describe how the adviser addresses material conflicts that may arise between the interests of the adviser and its clients;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted their proxies; and
•	Describe their proxy voting policies and procedures to clients (on Form ADV or elsewhere) and, upon request, furnish a copy of the policies and procedures to the requesting client.

Recordkeeping - Rule 206(4)-6 and Rule 204-2

Sterling shall maintain the following materials for five years in an easily accessible place (the first two years in Sterling’s home office):

a)	Sterling’s proxy voting policies and procedures;
b)	Copies of proxy statements Sterling received for client securities;
c)	Records of votes cast by Sterling (including by any third party provider that Sterling has engaged to cast votes) on behalf of any client;

d)	Copies of all documents created by Sterling that were material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision;
e)

Copies of each written client request for information on how Sterling voted proxies on behalf of the client, and a copy of any written response by Sterling to any (written or oral) client request for that information on behalf of the requesting client;

f)	List of issuers that represent a potential or actual conflict of interest;
g)	All other documents received from the Proxy Committee in fulfilling their responsibilities.

Sterling may satisfy requirements (b) and (c) above by relying on a third party to make and retain the relevant documents on Sterling’s behalf if Sterling first obtains an undertaking from the third party to provide a copy of the documents promptly upon request. Sterling may also satisfy the requirement of (b) above by relying on obtaining a copy of a proxy statement from the SEC’s EDGAR system.

Mutual funds and other registered management investment companies are required to disclose each year how they vote proxies relating to portfolio securities they hold. No later than August 31st of each year, a mutual fund must file with the SEC a report known as Form N-PX, containing the fund’s proxy voting record for the most recent 12-month period ended June 30th. The proxy rules are contained in the SEC release available at http://www.sec.gov/rules/final/ia-2106.htm. Please refer to section XI. E- Other Regulatory Filings for more information on Form N-PX.

THE PROXY COMMITTEE

With respect to clients’ securities (including Sterling Capital Funds’ securities) for which Sterling has responsibility for voting proxies, the Proxy Committee has oversight of Sterling’s proxy voting process including the development and updating of Sterling’s proxy policies and procedures and Conflict of Interests List. The Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more functions including recordkeeping, vote submission and vote recommendations. The Committee has delegated the responsibility of overseeing the proxy voting process and recordkeeping to the Operations Manager. The firm’s Controller is responsible for maintaining the Business Relationship List. Sterling’s proxy voting guidelines are reviewed at least annually by the Proxy Committee.

PROXY VOTING GUIDELINES

Sterling votes proxies for securities that are traded on U.S. Exchanges. Sterling has adopted and implemented written proxy policies and procedures reasonably designed to ensure that proxies are voted solely in the best interest of clients and for the exclusive purpose of providing economic benefits to them. The policy includes procedures to resolve material conflicts of interests that may arise between Sterling and its clients.

Sterling’s Proxy Committee adopted Glass Lewis (“GL”) Proxy Guidelines, effective 1/1/2011. The Guidelines enable Sterling to vote in a manner consistent with its fiduciary responsibility. Proxy meetings are voted in accordance with the GL recommendations, unless overridden by the covering equity analyst or directed by a client. To the extent that an analyst reviews a given GL recommendation and determines that the best interests of Sterling’s clients who hold the security would likely be better served by rejecting the GL recommendation, the analyst shall promptly notify the Proxy Committee and provide copies of all documents that memorialize the basis for the decision. The Operations Manager, or designee, will submit the analyst’s recommendation with respect to all shares for which Sterling has responsibility for voting proxies. The Operations Manager, or designee, will file the documentation submitted by the analyst used in the decisions making process.

CONFLICTS OF INTEREST

In some circumstances, an issuer’s proxy may present an actual or potential conflict of interest between Sterling and a client holding securities of the issuer. As stated above, it is Sterling’s policy that all proxies for a client’s securities are voted strictly with the best interest of the client.

The Proxy Committee will maintain a list of issuers with which Sterling has such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of interest. Examples include BB&T Corporation, Sterling Capital Funds and any other company that has a material business relationship with Sterling.

If an issuer on the conflict of interest list issues a proxy the proxy will be voted according to the GL recommendation and may not be overridden.

PROVIDING INFORMATION REGARDING PROXY VOTING POLICIES & PROCEDURES

Upon opening any new client account, the client will be provided a copy of Sterling’s Form ADV2 which includes a summary of Sterling’s Proxy Voting Policies and Procedures. The summary indicates that a copy of the full policies and procedures is available upon request and includes instructions for obtaining information regarding how the clients’ proxies were voted.

Clients may obtain a copy of Sterling’s proxy policies and procedures and/or a report summarizing how the client’s securities were voted by contacting Chief Compliance Officer at scmcompliance@sterling-capital.com

PROXY VOTING FOR NEW/TRANSFER-IN-KIND

When Sterling takes over management of a portfolio, the existing securities in the portfolio may be sold. However, if the client was a shareholder of record on the execution date, Sterling may receive proxies for these securities. In these instances, Sterling may not vote such proxies. Proxies for companies that are no longer held in a client’s portfolio have no economic value. Sterling feels that the cost of voting these proxies outweighs any possible benefit to the client.

SECURITIES LENDING BY CLIENT

If a client lends securities, Sterling will vote the securities’ shares as reported by the client’s custodian.

INSTANCES WHERE STERLING MAY NOT VOTE PROXIES

Sterling may be unable to vote or may determine to refrain from voting in certain circumstances. The following highlights some potential instances in which a proxy may not be voted:

Share Blocking Proxy Voting in certain countries requires “share blocking”. Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the client’s custodian banks. We may determine that the value of the exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where Sterling wants to retain the ability to trade shares, we may abstain from voting those shares. A list of the countries that meet this description is available upon request.

Other Considerations In limited circumstances, other market specific impediments to voting shares may limit Sterling’s ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, Sterling will vote securities on a best efforts basis.

SMD-SAI

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated April 5, 2016 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(b)(1)	Amended and Restated Bylaws dated November 19, 2015 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)        Amendment to Investment Advisory Agreement dated June 29, 2011 is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)       Amendment to Investment Advisory Agreement dated November 18, 2011 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)     Amendment to Investment Advisory Agreement dated November 20, 2012 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)      Amendment to Investment Advisory Agreement dated November 15, 2012 is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(v)       Amendment to Investment Advisory Agreement dated February 1, 2014 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vi)      Amendment to Investment Advisory Agreement dated November 28, 2014 is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)    Amendment to Investment Advisory Agreement dated August 20, 2015 is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)   Amendment to Investment Advisory Agreement dated September 29, 2016 is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(ix)      Amendment to Investment Advisory Agreement dated February 1, 2017 is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 126 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2017).

(x)       Sub-Advisory Agreement between Sterling Capital Management LLC and Lucas Capital Management, LLC dated December 1, 2016 is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 126 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2017).

(xi)      Sub-Advisory Agreement between Sterling Capital Management LLC and Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.) dated December 10, 2013 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xii)    Sub-Advisory Agreement between Sterling Capital Management LLC and Gator Capital Management, LLC dated August 1, 2013 is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xiii)   Sub-Advisory Agreement between Sterling Capital Management LLC and Emancipation Capital, LLC dated August 5, 2014 is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2014).

(xiv)   Sub-Advisory Agreement between Sterling Capital Management LLC and Caerus Investors, LLC dated November 23, 2015 is incorporated by reference to Exhibit (d)(1)(xii) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

(e)(1)	Distribution Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(i)        Amendment to Distribution Agreement dated September 1, 2016 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(2)	Distribution Services Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 31, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(i) Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)       Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(iii)     Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

(iv)      Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(2)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)       Amendment to the Custody Agreement dated October 1, 2010 is incorporated by reference to Exhibit (g)(2)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)      Amendment to the Custody Agreement dated February 1, 2011 is incorporated by reference to Exhibit (g)(2)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)    Amendment to the Custody Agreement dated June 29, 2011 is incorporated by reference to Exhibit (g)(2)(vii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(viii)   Amendment to the Custody Agreement dated November 20, 2012 is incorporated by reference to Exhibit (g)(2)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)      Amendment to the Custody Agreement dated December 12, 2013 is incorporated by reference to Exhibit (g)(1)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(x)       Amendment to the Custody Agreement dated November 21, 2014 is incorporated by reference to Exhibit (g)(1)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xi)      Amendment to the Custody Agreement dated August 20, 2015 is incorporated by reference to Exhibit (g)(1)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xii)    Amendment to Custody Agreement dated September 7, 2016 is incorporated by reference to Exhibit (g)(1)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(h)(1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)        Amendment to Administration Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)       Amendment to Administration Agreement dated November 18, 2011 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)     Amendment to Administration Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(iv)      Amendment to Administration Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(v)       Amendment to Administration Agreement dated November 15, 2012 is incorporated by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(vi)      Amendment to Administration Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vii)    Amendment to Administration Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(1)(vii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(viii)   Amendment to Administration Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(1)(viii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(ix)      Amendment to Administration Agreement dated November 19, 2015 is incorporated by reference to Exhibit (h)(1)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(x)       Amendment to Administration Agreement dated August 25, 2016 is incorporated by reference to Exhibit (h)(1)(x) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC and BNY Mellon Investment Servicing (US) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)        Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)       Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)     Amendment to Sub-Administration Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)      Amendment to Sub-Administration Services Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)       Amendment to Sub-Administration Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vi)      Amendment to Sub-Administration Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(vii)    Amendment to Sub-Administration Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(viii)   Amendment to Sub-Administration Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(ix)      Amendment to Sub-Administration Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(x)       Electronic Prospectus Services Agreement dated July 30, 2015 is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

(xi)      Amendment to Sub-Administration Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(3)(xi) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xii)    Amendment to Sub-Administration Services Agreement dated September 1, 2016 is incorporated by reference to Exhibit (h)(3)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)        Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)       Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(iii)     AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(iv)      Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(iv) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(v)       Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(v) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(vi)      Amendment to Transfer Agency and Blue Sky Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)    Form of Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated by reference to Exhibit (h)(4)(vii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(viii)   Amendment to Transfer Agency and Blue Sky Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(4)(viii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(ix)      Amendment to Transfer Agency and Blue Sky Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(x)       Amendment to Transfer Agency and Blue Sky Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xi)      Amendment to Transfer Agency and Blue Sky Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(4)(xi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xii)    Amendment to Transfer Agency and Blue Sky Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(4)(xii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xiii)   Amendment to Transfer Agency and Blue Sky Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xiv)   Amendment to Transfer Agency and Blue Sky Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(4)(xiv) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)        Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)       Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)     Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iv)      Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit No. (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)       Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)      Amendment to Accounting Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(5)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)    Amendment to Accounting Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(5)(vii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(viii)   Amendment to Accounting Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(5)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)      Amendment to Accounting Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(5)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(x)       Amendment to Accounting Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(5)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xi)      Amendment to Accounting Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(5)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xii)    Amendment to Accounting Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xiii)   Amendment to Accounting Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(5)(xiii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)        Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)       Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)     Amendment to Compliance Support Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(6)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)      Form of Amendment to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)       Form of Amended and Restated Exhibit A to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(vi)      Amendment to Compliance Support Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(6)(vi) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vii)    Amendment to Compliance Support Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(6)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(viii)   Amendment to Compliance Support Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(6)(viii) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(ix)      Amendment to Compliance Support Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(6)(ix) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(x)       Amendment to Compliance Support Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(6)(x) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xi)      Amendment to Compliance Support Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(6)(xi) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xii)    Amendment to Compliance Support Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(6)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(7)	Special Custody and Pledge Agreement between the Registrant on behalf of the Sterling Capital Long/Short Equity Fund and BNP Paribas Prime Brokerage, Inc. dated December 10, 2013 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(8)	Prime Brokerage Agreement between the Registrant on behalf of the Sterling Capital Long/Short Equity Fund and BNP Paribas Primer Brokerage, Inc. dated December 11, 2013 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(i)(1)	Opinion of Ropes & Gray LLP, for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 114 to the Registration Statement of the Registrant on Form N-1A (filed July 23, 2015).

(i)(2)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(i)(3)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(j)(1)	Consent of Independent Auditor is filed herewith.

(j)(2)	Consent of ACA Performance Services, LLC is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m)(1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(i)      Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)    Amended and Restated Distribution and Shareholder Services Plan dated November 18, 2011 is incorporated by reference to Exhibit (m)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)     Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)      Amended and Restated Distribution and Shareholder Services Plan dated November 15, 2012 is incorporated by reference to Exhibit (m)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(v)       Amended and Restated Distribution and Shareholder Services Plan dated December 12, 2013 is incorporated by reference to Exhibit (m)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vi)      Amended and Restated Distribution and Shareholder Services Plan dated November 25, 2014 is incorporated by reference to Exhibit (m)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)    Amended and Restated Distribution and Shareholder Services Plan dated August 20, 2015 is incorporated by reference to Exhibit (m)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)   Amended and Restated Distribution and Shareholder Services Plan dated August 25, 2016 is incorporated by reference to Exhibit (m)(1)(viii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(n)(1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(i)        Amendment to Multiple Class Plan dated June 29, 2011 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)       Amendment to Multiple Class Plan dated November 18, 2011 is incorporated by reference to Exhibit (n)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)     Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)      Amendment to Multiple Class Plan dated November 15, 2012 is incorporated by reference to Exhibit (n)(1)(iv) to Post-Effective Amendment No. 89 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2012).

(v)       Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(v) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(vi)      Amendment to Multiple Class Plan dated November 19, 2014 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)    Amendment to Multiple Class Plan dated August 20, 2015 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)   Amendment to Multiple Class Plan dated August 25, 2016 is incorporated by reference to Exhibit (n)(1)(vii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(p)(1)	Code of Ethics for Sterling Capital Funds dated November 8, 1994 and amended August 24, 2016 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2016).

(2)	Amended Code of Ethics for Sterling Capital Management LLC is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(3)	Code of Ethics of Lucas Capital Management, LLC is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(4)	Code of Ethics of Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.) is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(5)	Code of Ethics of Gator Capital Management, LLC is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(6)	Code of Ethics of Emancipation Capital, LLC is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2014).

(7)	Code of Ethics of Caerus Investors, LLC is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

Item 29. Persons Controlled By or Under Common Control with Registrant

None.

Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(1). The Trust maintains a directors and officers liability insurance policy. In addition, certain officers and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.

Item 31. Business and Other Connections of Investment Advisers

Sterling Capital Management LLC

Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2016, Sterling Capital has more than $51 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Executive Director and Portfolio Manager	Board of Directors of Bridges Investment Counsel, Inc.; Director of Bridges Investment Fund, Inc.; Director of Provident Trust Company

The principal business address of Bridges Investment Counsel, Inc. is 8401 West Dodge Road, Omaha, NE 68114.

Lucas Capital Management, LLC

Lucas Capital Management, LLC (“Lucas Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Lucas Capital is 2 Bridge Avenue, Suite 221, Red Bank, NJ 07701. Lucas Capital is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Advisers Act of 1940, as amended (the “Advisers Act”).

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Lucas Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Lucas Capital	Other business, profession, vocation, or employment
Ralf Sellig, Principal	Director of GTL Energy, Ltd.
Robert Vogel, Principal	Chairman of the Board, Red Leaf Resources; Director, GTL Energy, Ltd.; Treasurer, BlinkNow Foundation

Highland Capital Healthcare Advisors, L.P.

Highland Capital Healthcare Advisors, L.P. (“HCHA”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of HCHA is 300 Crescent Court Suite 700 Dallas, TX 75201. HCHA is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of HCHA is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with HCHA	Other business, profession, vocation, or employment
Michael Gregory, Portfolio Manager	Chief Investment Officer and Global Head of Highland Alternative Investors; Director of Amino, Inc.

Emancipation Capital, LLC

Emancipation Capital, LLC (“Emancipation Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Emancipation Capital is 825 Third Avenue, New York, NY 10022. Emancipation Capital is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Emancipation Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Emancipation Capital	Other business, profession, vocation, or employment
Charles Frumberg, Managing Member	Sole Owner of Circle N Advisors, LLC

Gator Capital Management, LLC

Gator Capital Management, LLC (“Gator Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Gator Capital is 100 S. Ashley Drive, Suite 895, Tampa, FL 33602. Gator Capital is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Gator Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Gator Capital	Other business, profession, vocation, or employment
Derek Pilecki, Officer	None

Caerus Investors, LLC

Caerus Investors, LLC (“Caerus”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Caerus is 599 Lexington Avenue, 19th floor, New York, NY 10022. Caerus is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Caerus is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Caerus	Other business, profession, vocation, or employment
Ward Davis, Chief Investment Officer and Portfolio Manager	Co-founder and Portfolio Manager, Caerus Investors, LLC
Brian Agnew, Managing Partner and Portfolio Manager	Co-founder and Portfolio Manager, Caerus Investors, LLC
Andrea J.S. Sayago, Chief Compliance Officer	Chief Compliance Officer, Ramius LLC

Item 32. Principal Underwriter

Item 32 (a)	Sterling Capital Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

1.	Sterling Capital Funds

Item 32 (b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds
3605 Glenwood Avenue, Suite 100
Raleigh, NC 27612
Attention: Secretary
(Registrant)

(2)	Sterling Capital Management LLC
4350 Congress Street, Suite 1000
Charlotte, NC 28209

Sterling Capital Management LLC
3605 Glenwood Avenue, Suite 100
Raleigh NC 27612
(Investment Adviser and Administrator for all Funds)

(3)	U.S. Bank National Association
425 Walnut Street, M.L. CN-OH-W6TC
Cincinnati, OH 45202
(Custodian)

(4)	Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
(Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(5)	BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
(Fund Accountant, Transfer Agent, and Sub-Administrator)

(6)	Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.)
400 Berwyn Park, Suite 110
899 Cassatt Road
Berwyn, PA 19312
(Distributor)

Item 34. Management Services

Not applicable.

Item 35. Undertakings

(a)	The Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 127 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 30th day of January, 2017.

STERLING CAPITAL FUNDS

/s/ James T. Gillespie

*James T. Gillespie

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 127 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James T. Gillespie	President	January 30, 2017
* James T. Gillespie

/s/ Todd M. Miller	Treasurer	January 30, 2017
* Todd M. Miller

/s/ James L. Roberts	Trustee	January 30, 2017
*James L. Roberts

/s/ Douglas R. Van Scoy	Trustee	January 30, 2017
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	January 30, 2017
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	January 30, 2017
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	January 30, 2017
*Alexander W. McAlister

/s/ Alan G. Priest	Trustee	January 30, 2017
*Alan G. Priest

By: /s/ Thomas R. Hiller

      Thomas R. Hiller

*By Thomas R. Hiller, solely in his capacity as Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY

James T. Gillespie, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY

Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Alexander W. McAlister
Alexander W. McAlister

POWER OF ATTORNEY

Alan G. Priest, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 1, 2012	/s/ Alan G. Priest
Alan G. Priest

POWER OF ATTORNEY

Todd M. Miller, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller and Margaret S. Moore, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 26, 2015	/s/ Todd M. Miller
Todd M. Miller

EXHIBIT INDEX

(j)(1)	Consent of Independent Auditor